Document and Entity Information	6 Months Ended
Mar. 31, 2013
Document And Entity Information
Entity Registrant Name	VISUALANT INC
Entity Central Index Key	0001074828
Document Type	S-1
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and cash equivalents	$ 14,722	$ 1,141,165	$ 92,313
Accounts receivable, net of allowance of $16,750 and $16,750, and $16,750, respectively	955,364	1,012,697	823,724
Prepaid expenses	134,968	222,978	283,204
Inventories	641,088	344,692	454,588
Refundable tax assets	16,663	29,316	9,080
Total current assets	1,762,805	2,750,848	1,662,909
EQUIPMENT, NET	449,514	469,001	522,668
Intangible assets, net	940,496	1,110,111	1,143,090
Goodwill	983,645	983,645	983,645
Other assets	6,161	6,161	1,091
TOTAL ASSETS	4,142,621	5,319,766	4,313,403
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable - trade	2,005,335	1,593,861	1,206,100
Accounts payable - related parties	119,392	73,737	8,093
Accrued expenses	667,968	391,311	155,267
Accrued expenses - related parties	23,301	5,849	783,732
Deferred revenue	166,667	666,667	0
Convertible notes payable	0	750,000	1,175,000
Note payable - current portion of long term debt	2,546,093	1,631,903	1,537,191
Total current liabilities	5,528,756	5,113,328	4,865,383
Long term debt	2,919	4,015	1,014,582
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock - $0.001 par value, 50,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock - $0.001 par value, 200,000,000 shares authorized, 111,978,606 and 90,992,954 and 49,065,669 shares issued and outstanding at 3/31/13 and 9/30/12, and 9/30/11, respectively	111,979	90,993	49,066
Additional paid in capital	15,421,026	13,995,554	9,524,577
Accumulated deficit	(16,962,192)	(13,915,931)	(11,184,033)
Total stockholders' equity (deficit)	(1,429,187)	170,616	(1,610,390)
Noncontrolling interest	40,133	31,807	43,828
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 4,142,621	$ 5,319,766	$ 4,313,403

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Allowance for Accounts receivable	$ 16,750	$ 16,750	$ 16,750
EQUITY (DEFICIT)
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock shares issued	111,978,606	90,992,954	49,065,669
Common stock shares outstanding	111,978,606	90,992,954	49,065,669

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Income Statement [Abstract]
REVENUE	$ 2,217,939	$ 1,899,307	$ 4,273,302	$ 3,712,160	$ 7,923,976	$ 9,136,216
COST OF SALES	1,642,988	1,565,874	3,164,956	3,055,479	6,344,247	7,570,006
GROSS PROFIT	574,951	333,433	1,108,346	656,681	1,579,729	1,566,209
RESEARCH AND DEVELOPMENT EXPENSES	212,412	37,000	378,791	76,000	176,944	133,941
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	1,495,380	882,088	2,545,824	1,677,916	3,624,711	3,691,760
OPERATING LOSS	(1,132,841)	(585,655)	(1,816,269)	(1,097,235)	(2,221,926)	(2,259,491)
OTHER INCOME (EXPENSE)
Interest expense	(75,772)	(57,704)	(116,037)	(116,242)	(463,735)	(212,571)
Other income	7,040	5,041	19,910	12,345	36,597	67,458
Loss on purchase of outstanding warrants	(1,150,000)	0	(1,150,000)	0	(500,000)	0
Gain on extinguishment of debt					394,057
Total other expense	(1,218,732)	(52,663)	(1,246,127)	(103,897)	(533,081)	(145,113)
LOSS BEFORE INCOME TAXES	(2,351,573)	(638,318)	(3,062,396)	(1,201,132)	(2,755,007)	(2,404,604)
Income taxes - current benefit	(6,248)	(6,246)	(16,135)	(14,194)	(29,315)	(9,080)
NET LOSS	(2,345,325)	(632,072)	(3,046,261)	(1,186,938)	(2,725,692)	(2,395,524)
NONCONTROLLING INTEREST	1,643	(1,219)	8,326	3,536	6,206	14,231
NET LOSS ATTRIBUTABLE TO VISUALANT, INC. AND SUBSIDIARIES COMMON SHAREHOLDERS	$ (2,346,968)	$ (630,853)	$ (3,054,587)	$ (1,190,474)	$ (2,731,898)	$ (2,409,756)
Basic and diluted loss per common share attributable to Visualant, Inc. and subsidiaries common shareholders-
Basic and diluted loss per share	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.04)	$ (0.06)
Weighted average shares of common stock outstanding- basic and diluted	106,650,391	58,335,337	99,952,949	55,320,764	65,557,376	42,682,795

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,046,261)	$ (1,190,473)	$ (2,731,898)	$ (2,409,756)
Depreciation and amortization	202,934	171,559	356,348	384,919
Issuance of capital stock for services and expenses	254,500	214,000
Issuance of warrants for services and expenses	25,000	0	326,500	660,251
Issuance of capital stock for accrued liabilities	124,630	11,454	38,693	0
Stock based compensation	192,356	218,166	266,172	151,118
Amortization of debt discount			0	11,153
Beneficial conversion feature			216,000	0
Gain/ (Loss) on sale of assets	(10,380)	(3,345)	(7,690)	(3,911)
Gain on extinguishment of debt			(394,057)
Loss on purchase of warrants and additional investment right	850,000	0
Provision for losses on accounts receivable	620	0
Loss on repurchase of outstanding warrants			500,000	0
Changes in operating assets and liabilities
Accounts receivable	84,853	108,831	(188,973)	59,844
Prepaid expenses	88,010	(37,596)	60,226	(251,833)
Inventory	(296,396)	40,275	109,896	168,182
Accounts payable - trade and accrued expenses	723,098	182,632	749,248	(81,758)
Other assets			(5,070)	0
Deferred revenue	(500,000)	0	666,667	0
Income tax receivable	12,653	(5,115)	(20,236)	(500)
CASH (USED IN) OPERATING ACTIVITIES	(1,294,383)	(289,612)	(58,174)	(1,312,291)
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(14,703)	4,393	(109,167)	(121,060)
Proceeds from sale of equipment	11,251	3,246	9,058	13,377
Purchase of investments- deposit			0	50
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES:	(3,452)	7,639	(100,109)	(107,633)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on line of credit	109,784	(26,764)	62,098	(136,957)
Repayment of debt	(40,000)	0	(956,935)	(650,000)
Proceeds from the issuance of common stock	99,972	272,941	2,626,669	943,233
Repayments of capital leases	(6,690)	(6,999)	(12,676)	(23,221)
Proceeds from the issuance of convertible debt			0	1,300,000
Purchase of outstanding warrants			(500,000)	0
Change in noncontrolling interest	8,326	(14,691)	(12,021)	(4,755)
NET CASH PROVIDED BY FINANCING ACTIVITIES	171,392	224,487	1,207,135	1,428,300
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(1,126,443)	(57,486)	1,048,852	8,376
CASH AND CASH EQUIVALENTS, beginning of period	1,141,165	92,313	92,313	83,937
CASH AND CASH EQUIVALENTS, end of period	14,722		1,141,165	92,313
Supplemental disclosures of cash flow information:
Interest paid	15,545	27,646	135,828	164,503
Taxes paid	0	0	0	3,041
Non-cash investing and financing activities:
Debenture converted to common stock	750,000	200,000	425,000	425,000
Note payable issued for additional investment right	850,000	0
Issuance of common stock for acquisition			0	200,000
Issuance of common stock for conversion of liabilities			0	262,987
Issuance of note payable for acquisition			0	100,000
Acquisition of leased equipment			597	0
Issuance of common stock for asset purchase			162,500	0
Issuance of common stock for debt extinguishment			$ 451,370	$ 0

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Sep. 30, 2010	$ 38,229	$ 6,835,647	$ (8,774,277)	$ (1,900,401)
Beginning Balance, Shares at Sep. 30, 2010	38,229,374
Stock compensation expense - employee options		23,586		23,586
Stock compensation expense - non-employee options		129,641		129,641
Issuance of common stock for services, Amount	1,290	589,014		590,304
Issuance of common stock for services, Shares	1,289,692
Issuance of common stock for RATLbab LLC acquisition, Amount	1,000	199,000		200,000
Issuance of common stock for RATLbab LLC acquisition, Shares	1,000,000
Issuance of common stock, Amount	4,861	1,063,387		1,068,248
Issuance of common stock, Shares	4,862,462
Issuance of common stock for debenture conversion, Amount	2,886	422,115		425,001
Issuance of common stock for debenture conversion, Shares	2,885,730
Issuance of common stock for accrued liabilities, Amount	799	262,188		262,987
Issuance of common stock for accrued liabilities, Shares	798,411
Beneficial conversion feature
Net loss			(2,409,756)	(2,409,756)
Comprehensive loss				(2,409,756)
Ending Balance, Amount at Sep. 30, 2011	49,066	9,524,577	(11,184,033)	(1,610,390)
Ending Balance, Shares at Sep. 30, 2011	49,065,669
Stock compensation expense - employee options		27,746		27,746
Stock compensation expense - non-employee options		238,426		238,426
Issuance of common stock for services, Amount	3,400	323,100		326,500
Issuance of common stock for services, Shares	3,400,000
Issuance of common stock, Amount	22,664	2,604,005		2,626,669
Issuance of common stock, Shares	22,664,705
Issuance of common stock for debenture conversion, Amount	9,276	415,724		425,000
Issuance of common stock for debenture conversion, Shares	9,273,795
Issuance of common stock for accrued liabilities, Amount	823	37,870		38,693
Issuance of common stock for accrued liabilities, Shares	825,089
Issuance of common stock for debt extinguishment, Amount	4,514	446,856		451,370
Issuance of common stock for debt extinguishment, Shares	4,513,696
Issuance of common stock for asset purchase, Amount	1,250	161,250		162,500
Issuance of common stock for asset purchase, Shares	1,250,000
Beneficial conversion feature		216,000		216,000
Net loss			(2,731,898)	(2,731,898)
Comprehensive loss				(2,731,898)
Ending Balance, Amount at Sep. 30, 2012	$ 90,993	$ 13,995,554	$ (13,915,931)	$ 170,616
Ending Balance, Shares at Sep. 30, 2012	90,992,954

1. ORGANIZATION	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
1. ORGANIZATION
1.	ORGANIZATION

Visualant, Inc. (the “Company” or “Visualant”) was incorporated under the laws of the State of Nevada on October 8, 1998 with authorized common stock of 200,000,000 shares at $0.001 par value. On September 13, 2002, 50,000,000 shares of preferred stock with a par value of $0.001 were authorized by the shareholders.  There are no preferred shares issued and the terms have not been determined. The Company’s executive offices are located in Seattle, Washington.

The Company developed a unique patented Visualant Spectral Pattern Matching™ "SPM" technology. This technology directs structured light onto a physical substance to capture a Visualant Spectral Signature ™ called a ChromaID™. When matched against existing databases, the ChromaID can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

The Company has a Joint Development Agreement through December 31, 2013 with Sumitomo Precision Products Co., Ltd. ("SPP"), which focuses on the commercialization of the ChromaID technology and a License Agreement providing SPP with an exclusive license of the ChromaID technology in identified Asian territories. For more information, visit: http://www.visualant.net.

SPP is publicly traded in Japan and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world. Additional information on SPP is available at http://www.spp.co.jp/English/index2-e.html.

Through the Company’s wholly owned subsidiary, TransTech Systems, Inc. (“TransTech”), based in Aurora, Oregon, the Company provides value added security and authentication solutions to corporate and government security and law enforcement markets throughout the United States.

Visualant, Inc. (the “Company” or “Visualant”) was incorporated under the laws of the State of Nevada on October 8, 1998 with authorized common stock of 200,000,000 shares at $0.001 par value. On September 13, 2002, 50,000,000 shares of preferred stock with a par value of $0.001 were authorized by the shareholders.  There are no preferred shares issued and the terms have not been determined. The Company’s executive offices are located in Seattle, Washington.

The Company developed a unique patented Visualant Spectral Pattern Matching™ "SPM" technology. This technology directs structured light onto a physical substance to capture a Visualant Spectral Signature ™ called a ChromaID™. When matched against existing databases, the ChromaID can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

The Company entered into a one year Joint Development Agreement on May 31, 2012 with Sumitomo Precision Products Co., Ltd. ("SPP"), which focuses on the commercialization of the SPM technology and a License Agreement providing SPP with an exclusive license of the SPM technology in identified Asian territories. For more information, visit: http://www.visualant.net.

SPP is publicly traded on the Tokyo and Osaka Stock Exchanges and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world. Additional information on SPP is available at http://www.spp.co.jp/English/index2-e.html.

Through the Company’s wholly owned subsidiary, TransTech based in Aurora, Oregon, the Company provides value added security and authentication solutions to corporate and government security and law enforcement markets throughout the United States.

2. GOING CONCERN	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
2. GOING CONCERN
2.	GOING CONCERN

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company incurred net losses of $3,054,587 and $2,725,692 for the six months ended March 31, 2013 and the year ended September 30, 2012, respectively. The Company’s current liabilities exceeded its current assets by approximately $3,765,951 as of March 31, 2013.  Our net cash used in operating activities was $1,294,383 for the six months ended March 31, 2013.

As of March 31, 2013, the Company had $14,722 in cash. The Company needs to obtain additional financing to implement its business plan and service its debt repayments, including (i) $1 million due to James Gingo on June 8, 2013 to complete the acquisition of TransTech; (ii) $250,000 for the repurchase of the Gemini Master Fund, Ltd. warrant  that was due on March 31, 2013; (iii) $300,000 if the Company purchases 4,000,000 shares from Ascendiant Capital Markets on or before May 31, 2013 pursuant to an Option Agreement; and (iv) $425,000 due under the AIR Termination Agreement to Gemini Master Fund, Ltd. on both June 30, 2013 and September 30, 2013 (a full discussion of items (ii) and (iii) is set forth in Note 12). However, there can be no assurance that financing or additional funding will be available to the Company on favorable terms or at all. If the Company raises additional capital through the sale of equity or convertible debt securities, the issuance of such securities may result in dilution to existing stockholders.

The Company anticipates that it will record losses from operations for the foreseeable future. As of March 31, 2013, our accumulated deficit was $16,962,192.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2012 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred net losses of $2,725,692 and $2,395,525 for the years ended September 30, 2012 and 2011, respectively. The Company’s current liabilities exceeded its current assets by approximately $2.4 million as of September 30, 2012.  Our net cash used in operating activities was $58,174 for the year ended September 30, 2012.

As of September 30, 2012, the Company had $1,141,165 in cash. The Company needs to obtain additional financing to implement its business plan and service our debt repayments. However, there can be no assurance that financing or additional funding will be available to the Company on favorable terms or at all. If the Company raises additional capital through the sale of equity or convertible debt securities, the issuance of such securities may result in dilution to existing stockholders.

The Company anticipates that it will record losses from operations for the foreseeable future. As of September 30, 2012, our accumulated deficit was $13.9 million.  The Company has limited capital resources, and operations to date have been funded with the proceeds from private equity and debt financings. These conditions raise substantial doubt about our ability to continue as a going concern. The audit report prepared by our independent registered public accounting firm relating to our financial statements for the year ended September 30, 2012 includes an explanatory paragraph expressing the substantial doubt about our ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital.  The financial statements do not include any adjustments that might be necessary if we are unable to continue as a going concern.

3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS
3.	SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Inter-Company items and transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS - The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2013, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.  As of March 31, 2013, the Company had no uninsured cash.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS - Accounts receivable consist primarily of amounts due to the Company from normal business activities. The Company maintains an allowance for doubtful accounts to reflect the expected non-collection of accounts receivable based on past collection history and specific risks identified within the portfolio. If the financial condition of the customers were to deteriorate resulting in an impairment of their ability to make payments, or if payments from customers are significantly delayed, additional allowances might be required.

INVENTORIES - Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale and are stated at the lower of cost or market on the first-in, first-out (“FIFO”) method.  Inventories are considered available for resale when drop shipped and invoiced directly to a customer from a vendor, or when physically received by TransTech at a warehouse location.  The company records a provision for excess and obsolete inventory whenever an impairment has been identified. There is a $10,000 reserve for impaired inventory as of March 31, 2013 and September 30, 2012.

EQUIPMENT - Equipment consists of machinery, leasehold improvements, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 2-10 years, except for leasehold improvements which are depreciated over 5-20 years.

INTANGIBLE ASSETS / INTELLECTUAL PROPERTY - The Company amortizes the intangible assets and intellectual property acquired in connection with the acquisition of TransTech Systems, Inc. (“TransTech”), over sixty months on a straight - line basis, which was the time frame that the management of the Company was able to project forward for future revenue, either under agreement or through expected continued business activities.  Intangible assets and intellectual property acquired from RATLab LLC (“RATLab”) and Javelin LLC (“Javelin”) are recorded likewise.

GOODWILL – Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. With the adoption of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level. Reporting units are one level below the business segment level, but are combined when reporting units within the same segment have similar economic characteristics. Under the criteria set forth by ASC 350, the Company has one reporting unit based on the current structure.  An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.  The Company performs annual assessments and has determined that no impairment is necessary.

LONG-LIVED ASSETS - The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

FAIR VALUE MEASUREMENTS- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy contains three levels as follows:

Level 1 - Unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date.

Level 2 - Other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets in nonactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by other observable market data.

Level 3 - Unobservable inputs that cannot be corroborated by observable market data and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis. The Company accounts for fair value measurements in accordance with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measurement and expands disclosure about fair value measurement. The fair value hierarchy requires the use of observable market data when available. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

REVENUE RECOGNITION – TransTech revenue is derived from other products and services. Revenue is considered realized when the services have been provided to the customer, the work has been accepted by the customer and collectability is reasonably assured. Furthermore, if an actual measurement of revenue cannot be determined, we defer all revenue recognition until such time that an actual measurement can be determined. If during the course of a contract management determines that losses are expected to be incurred, such costs are charged to operations in the period such losses are determined. Revenues are deferred when cash has been received from the customer but the revenue has not been earned. The Sumitomo Precision Products License fee is being recorded as revenue over the life the Joint Development Agreement discussed below. The Company recorded deferred revenue of $166,667 and $666,667 as of March 31, 2013 and September 30, 2012, respectively.

STOCK BASED COMPENSATION - The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.  Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

INCOME TAXES - Income tax benefit is based on reported loss before income taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws where that company operates out of. The Company recognizes refundable and deferred assets to the extent that management has determined their realization. As of March 31, 2013 and September 30, 2012, the Company had refundable tax assets related to TransTech of $16,663 and $29,316, respectively.

NET LOSS PER SHARE – Under the provisions of ASC 260, “Earnings Per Share,” basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The common stock equivalents have not been included as they are anti-dilutive. As of March 31, 2013, there were options outstanding for the purchase of 11,005,000 common shares, warrants for the purchase of 2,827,051 common shares, and an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share. As of March 31, 2012, there were options outstanding for the purchase of 6,020,000 common shares, warrants for the purchase of 4,977,050 common shares.

DIVIDEND POLICY - The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Inter-Company items and transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS - The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.  As of September 30, 2012, the Company had no uninsured cash.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS - Accounts receivable consists primarily of amounts due to the Company from normal business activities. The Company maintains an allowance for doubtful accounts to reflect the expected non-collection of accounts receivable based on past collection history and specific risks identified within the portfolio. If the financial condition of the customers were to deteriorate resulting in an impairment of their ability to make payments, or if payments from customers are significantly delayed, additional allowances might be required.

INVENTORIES - Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale and are stated at the lower of cost or market on the first-in, first-out (“FIFO”) method.  Inventories are considered available for resale when drop shipped and invoiced directly to a customer from a vendor, or when physically received by TransTech at a warehouse location.  The company records a provision for excess and obsolete inventory whenever an impairment has been identified. There is a $10,000 reserve for impaired inventory as of September 30, 2012 and 2011.

EQUIPMENT - Equipment consists of machinery, leasehold improvements, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 2-10 years, except for leasehold improvements which are depreciated over 5-20 years.

INTANGIBLE ASSETS / INTELLECTUAL PROPERTY - The Company amortizes the intangible assets and intellectual property acquired in connection with the acquisition of TransTech Systems, Inc. (“TransTech”), over sixty months on a straight - line basis, which was the time frame that the management of the Company was able to project forward for future revenue, either under agreement or through expected continued business activities.  Intangible assets and intellectual property acquired from RATLab LLC (“RATLab”) and Javelin LLC (“Javelin”) are recorded likewise.

GOODWILL – Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. With the adoption of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level. Reporting units are one level below the business segment level, but are combined when reporting units within the same segment have similar economic characteristics. Under the criteria set forth by ASC 350, the Company has one reporting unit based on the current structure.  An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.  The Company performs annual assessments and has determined that no impairment is necessary.

LONG-LIVED ASSETS - The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

FAIR VALUE MEASUREMENTS- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy contains three levels as follows:

Level 1 - Unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date.

Level 2 - Other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets in nonactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by other observable market data.

Level 3 - Unobservable inputs that cannot be corroborated by observable market data and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis. The Company accounts for fair value measurements in accordance with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measurement and expands disclosure about fair value measurement. The fair value hierarchy requires the use of observable market data when available. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

REVENUE RECOGNITION – TransTech revenue is derived from other products and services. Revenue is considered realized when the services have been provided to the customer, the work has been accepted by the customer and collectability is reasonably assured. Furthermore, if an actual measurement of revenue cannot be determined, we defer all revenue recognition until such time that an actual measurement can be determined. If during the course of a contract management determines that losses are expected to be incurred, such costs are charged to operations in the period such losses are determined. Revenues are deferred when cash has been received from the customer but the revenue has not been earned. The Sumitomo Precision Products License fee is being recorded as revenue over the life the Joint Development Agreement discussed below. The Company recorded deferred revenue of $666,667 and $0 as of September 30, 2012 and 2011, respectively.

STOCK BASED COMPENSATION - The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.  Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

INCOME TAXES - Income tax benefit is based on reported loss before income taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws where that company operates out of. The Company recognizes refundable and deferred assets to the extent that management has determined their realization. As of September 30, 2012 and September 30, 2011, the Company had refundable tax assets related to TransTech of $29,316 and $9,080, respectively.

NET LOSS PER SHARE – Under the provisions of ASC 260, “Earnings Per Share,” basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The common stock equivalents have not been included as they are anti-dilutive. As of September 30, 2012, there were options outstanding for the purchase of 5,920,000 common shares, warrants for the purchase of 3,369,050 common shares, and an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share. As of September 30, 2011, there were options outstanding for the purchase of 6,920,000 common shares, warrants for the purchase of 4,569,050 common shares, an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share.

DIVIDEND POLICY - The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

Recent accounting pronouncements applicable to the Company are summarized below.

On May 12, 2011, the FASB issued ASU 2011-04, Fair Value Measurement, which requires measurement uncertainty disclosure in the form of a sensitivity analysis of unobservable inputs to reasonable alternative amounts for all Level 3 recurring fair value measurements. ASU 2011-04 became effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted this guidance in the third quarter of Fiscal 2012. The adoption of this guidance requires additional disclosures, but did not have any impact on the Company’s consolidated results of operations, financial position, or cash flows.

On June 16, 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which revised the manner in which entities present comprehensive income in their financial statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011 (our Fiscal 2013). The Company does not believe that the adoption of this will have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which simplified the manner in which entities test goodwill for impairment. After assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform a quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test becomes optional. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 (our Fiscal 2013). The Company does not believe that the adoption of this will have a significant impact on its consolidated financial statements.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

4. DEVELOPMENT OF CHROMAID(TM) TECHNOLOGY	6 Months Ended
Mar. 31, 2013
Notes to Financial Statements
4. DEVELOPMENT OF CHROMAID(TM) TECHNOLOGY

4.	DEVELOPMENT OF CHROMAID™ TECHNOLOGY

The Company has developed a unique patented technology which directs structured light onto a physical substance to capture a ChromaID™ Profile. When matched against existing databases, the ChromaID Profile can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

Visualant’s ChromaID technology was developed over an eight-year period by Professor Tom Furness and Dr. Brian Schowengerdt of RATLab LLC under contract to Visualant. Visualant owns five relevant patents and a  number of  trademarks, for which the Company has applied for registered trademark status in the United States and elsewhere. The technology is now being transferred into products and a ScanHead module. Visualant has partnered with Sumitomo Precision Products to manufacture the ScanHead and reduce the technology to a reliable and cost effective form. The first demonstration of this is the Cyclops6 ChromaID Scanner, which was demonstrated at the Japanese Instrumentation Manufacturing Association trade show in Tokyo in October 2012. The Cyclops6 ChromaID Scanner can be used to evaluate the technology for flat surface applications and has sensitivity from 350nm to 1450nm.

Visualant is pursuing an aggressive patent strategy to expand our unique intellectual property in the United States and Japan. The following patents have been issued to date:

On September 6, 2011, the Company announced that it was issued US Patent No. 7,996,173, entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks.

On January 19, 2012, the Company announced that it was issued US Patent No. 8,081,304, entitled “Method, Apparatus and Article to Facilitate Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On March 20, 2012, the Company announced that it was issued US Patent No. 8,076,630, entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On November 1, 2012, the Company announced that it was issued US Patent No. 8,285,510 entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On April 1, 2013, the Company announced that it was issued US Patent No. 8,368,878 B2 and is entitled “Method, Apparatus and Article To Facilitate Evaluation of Object Using Electromagnetic Energy by the United States Office of Patents and Trademarks.

On February 6, 2013, the Company’s ChromaID technology won the Green Photonics section of the 2013 Annual Prism Awards at SPIE Photonics West 2013. The award honors solutions that generate or conserve energy, cut emissions, reduce pollution, and yield sustainable outputs.

4A. DEVELOPMENT OF SPECTRAL PATTERN MATCHING TECHNOLOGY	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
4A. DEVELOPMENT OF SPECTRAL PATTERN MATCHING TECHNOLOGY

The Company has developed a unique patented Visualant Spectral Pattern Matching™ "SPM" technology. This technology directs structured light onto a physical substance to capture a Visualant Spectral Signature ™ called a ChromaID™. When matched against existing databases, the ChromaID can be used to identify, detect, or diagnose markers invisible to the human eye. ChromaID scanners can be integrated into a variety of mobile or fixed-mount form factors, making it possible to effectively conduct analyses in the field that could only previously be performed by large and expensive lab-based tests.

Visualant Spectral Pattern Matching and the ChromaID profile were developed over a seven year period by Professors Dr. Tom Furness and Dr. Brian Showngerdt of RATLab LLC under contract to Visualant. The technology is now being transferred into products and a ScanHead module. Visualant has partnered with Sumitomo Precision Products to manufacture the ScanHead and reduce the technology to a reliable and cost effective form. The first demonstration of this is the Cyclops6 ChromaID Scanner which was demonstrated at the Japanese Instrumentation Manufacturing Association trade show in Tokyo in October 2012. The Cyclops 6 ChromaID Scanner can be used to evaluate the technology for flat surface applications and has sensitivity from 350nm to 1450nm.

Visualant is pursuing an aggressive patent strategy to expand our unique intellectual property in the United States and Japan. The following patents have been issued to date:

On September 6, 2011, the Company announced that it was issued US Patent No. 7,996,173, entitled “Method, Apparatus and Article to Facilitate Distributed Evaluation of Objects Using Electromagnetic Energy,” by the United States Office of Patents and Trademarks.

On January 19, 2012, the Company announced that it was issued US Patent No. 8,081,304, entitled “Method, Apparatus and Article to Facilitate Evaluation of Objects Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On March 20, 2012, the Company announced that it was issued US Patent No. 8,076,630, entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On November 1, 2012, the Company announced that it was issued US Patent No. 8,285,510 entitled “System and Method of Evaluating an Object Using Electromagnetic Energy” by the United States Office of Patents and Trademarks.

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC (“RATLab”). The RATLab is a Seattle based research and development laboratory created by Dr. Tom Furness, founder and Director of the HITLab International, with labs at Seattle, University of Canterbury in New Zealand, and the University of Tasmania in Australia. With this acquisition, the Company consolidated all intellectual property relating to the SPM technology except for environmental field of use.  The Company acquired the Visualant related assets of the RATLab for (i) 1,000,000 shares of our common stock at closing valued at $0.20 per share, the price during the negotiation of this agreement; (ii) $250,000 (paid); and (iii)  payment of the outstanding promissory note owing to Mr. Furness in the amount of $65,000 with accrued interest of $24,675 (paid).

On July 31, 2012, the Company closed the acquisition of the environmental field of use of its SPM technology from Javelin LLC (“Javelin”). The Company acquired the Visualant related assets of Javelin for (i) 1,250,000 shares of our common stock at closing valued at thirteen ($0.13) per share, the price during the negotiation of this agreement; and (ii)  $100,000, with $20,000 payable at closing and $80,000 to be paid in four equal installments over a period of eight months. In addition, Company entered into a Business Development Agreement which will pay Javelin ten percent (10%) on the gross margin received by Visualant from license agreements and joint venture developments sourced by Javelin.

5. JOINT DEVELOPMENT AGREEMENT WITH SUMITOMO PRECISION PRODUCTS CO., LTD.	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
5. JOINT DEVELOPMENT AGREEMENT WITH SUMITOMO PRECISION PRODUCTS CO., LTD.
5.	JOINT DEVELOPMENT AGREEMENT WITH SUMITOMO PRECISION PRODUCTS CO., LTD.

On May 31, 2012, the Company entered into a Joint Research and Product Development Agreement (the “Joint Development Agreement”) with Sumitomo Precision Products Co., Ltd. (“SPP”), a publicly-listed Japanese corporation for the commercialization of Visualant’s ChromaID technology.  A copy of the Joint Development Agreement was filed by the Company with its Form 8-K filed June 4, 2012.

On March 29, 2013, Visualant, Inc. (“Visualant” or the “Company”) entered into an Amendment to Joint Research and Product Development Agreement (“Amended Agreement”) with Sumitomo Precision Products Co., Ltd. (“SPP”). The Amended Agreement extends the Joint Research and Development Agreement from March 31, 2013 to December 31, 2013 and focuses on the commercialization of the Company’s ChromaID™ technology.

SPP invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012.  SPP also paid the Company an initial payment of $1 million in accordance with the terms of the License Agreement filed by the Company with its Form 8-K filed June 4, 2012. A running royalty for the license granted under the License Agreement will be negotiated at the completion of the Joint Development Agreement.

SPP is publicly traded in Japan and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world. Additional information on SPP is available at http://www.spp.co.jp/English/index2-e.html.

On May 31, 2012, the Company entered into a Joint Research and Product Development Agreement (the “Joint Development Agreement”) with Sumitomo Precision Products Co., Ltd. (“SPP”), a publicly-listed Japanese corporation for the commercialization of Visualant’s SPM technology.  A copy of the Joint Development Agreement was filed by the Company with its Form 8-K filed June 4, 2012.

SPP invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012.  SPP also paid the Company an initial payment of $1 million in accordance with the terms of the License Agreement filed by the Company with its Form 8-K filed June 4, 2012. A running royalty for the license granted under the License Agreement will be negotiated at the completion of the Joint Development Agreement.

SPP is publicly traded on the Tokyo and Osaka Stock Exchanges and has operations in Japan, United States, China, United Kingdom, Canada and other parts of the world. Additional information on SPP is available at http://www.spp.co.jp/English/index2-e.html.

5A. ACQUISITION OF TRANSTECH (USD $)	6 Months Ended
Mar. 31, 2013
Notes to Financial Statements
5A. ACQUISITION OF TRANSTECH (USD $)

The Company closed the acquisition of TransTech of Aurora, Oregon on June 8, 2010. On this date, the Company entered into a Stock Purchase, Security and Stock Pledge Agreements which are included as Exhibits to the Form 10-Q filed with the SEC on August 12, 2010.

TransTech, founded in 1994, is a distributor of access control and authentication systems serving the security and law enforcement markets.   With recorded revenues of $7.6 million in 2012, TransTech has a respected national reputation for outstanding product knowledge, sales and service excellence.

This acquisition is expected to accelerate market entry and penetration through the acquisition of well-operated and positioned distributors of security and authentication systems like TransTech, thus creating a natural distribution channel for products featuring the company’s proprietary SPM technology.

The Company acquired its 100% interest in TransTech by issuing a Promissory Note (“Note”) to James Gingo, the President of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent (3.5%) per annum from the date of the Note. The Note is secured by a security interest in the stock and assets of TransTech, and is payable over a period of three (3) years.

On June 8, 2010, the Company issued a total of 3,800,000 shares of restricted common stock of the Company to James Gingo, Jeff Kruse and Steve Waddle, executives of TransTech, and Paul Bonderson, a TransTech investor.  The parties valued the shares in this transaction at $76,000 or $0.02 per share, the closing bid price during negotiations.

6. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
6. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION
6.	ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION

Accounts receivable were $955,364 and $1,012,697, net of allowance, as of March 31, 2013 and September 30, 2012, respectively. The Company had no customers in excess of 10% of our consolidated revenues for the six months ended March 31, 2013. The Company had one customer (11.8%) with accounts receivable in excess of 10% as of March 31, 2013. The Company does expect to have customers with consolidated revenues or accounts receivable balances of 10% of total accounts receivable in the foreseeable future.

Accounts receivable were $1,012,697 and $823,724, net of allowance, as of September 30, 2012 and 2011, respectively. The Company had no customers in excess of 10% of our consolidated revenues for the year ended September 30, 2012. The Company had no customers with accounts receivable in excess of 10% as of September 30, 2012. The Company does expect to have customers with consolidated revenues or accounts receivable balances of 10% of total accounts receivable in the foreseeable future.

7. INVENTORIES	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
7. INVENTORIES
7.	INVENTORIES

Inventories were $641,088 and $344,692 as of March 31, 2013 and September 30, 2012, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is a $10,000 reserve for impaired inventory as of March 31, 2013 and September 30, 2012.

Inventories were $344,692 and $454,588 as of September 30, 2012 and 2011, respectively. Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale. There is a $10,000 reserve for impaired inventory as of September 30, 2012 and 2011.

8. FIXED ASSETS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
8. FIXED ASSETS
8.	FIXED ASSETS

Property and equipment as of March 31, 2013 consisted of the following:

	Estimated	March 31, 2013
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$120,939	$87,039	$207,978
Leasehold improvements	5-20 years	603,612	-	603,612
Furniture and fixtures	3-10 years	64,496	101,260	165,756
Software and websites	3- 7 years	63,782	44,849	108,631
Less: accumulated depreciation		(422,211)	(214,252)	(636,463)
		$430,618	$18,896	$449,514

Fixed assets, net of accumulated depreciation, were $449,514 and $469,001 as of March 31, 2013 and September 30, 2012, respectively. Accumulated depreciation was $636,463 and $606,509 as of March 31, 2013 and September 30, 2012, respectively. Total depreciation expense was $33,319 and $28,194 for the six months ended March 31, 2013 and 2012, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Fixed assets, net of accumulated depreciation, was $469,001 and $522,668 as of September 30, 2012 and 2011, respectively. Accumulated depreciation was $606,509 and $554,884 as of September 30, 2012 and 2011, respectively. Total depreciation expense, was $60,869 and $79,355 for the years ended September 30, 2012 and 2011, respectively. All equipment is used for selling, general and administrative purposes and accordingly all depreciation is classified in selling, general and administrative expenses.

Property and equipment as of September 30, 2012 was comprised of the following:

	Estimated	September 30, 2012
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$119,331	$87,039	$206,370
Leasehold improvements	5-20 years	603,612	-	$603,612
Furniture and fixtures	3-10 years	55,307	101,260	$156,567
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(400,516)	(205,993)	$(606,509)
		$441,846	$27,155	$469,001

Property and equipment as of September 30, 2011 was comprised of the following:

	Estimated	September 30, 2011
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	3-10 years	$134,616	$87,039	$221,655
Leasehold improvements	20 years	600,000	-	$600,000
Furniture and fixtures	3-10 years	45,676	101,260	$146,936
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(374,021)	(180,863)	$(554,884)
		$470,383	$52,285	$522,668

9. INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
9. INTANGIBLE ASSETS
9.	INTANGIBLE ASSETS

Intangible assets as of March 31, 2013 and September 30, 2012 consisted of the following:

	Estimated	March 31,	September 30,
	Useful Lives	2013	2012

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$712,500
Less: accumulated amortization		(755,649)	(586,034)
Intangible assets, net		$940,496	$1,110,111

Total amortization expense was $169,615 and $143,365 for the six months ended March 31, 2013 and 2012, respectively.

The fair value of the TransTech intellectual property acquired was $983,645, estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the RATLab intellectual property associated with the assets acquired was $450,000 estimated by using a discounted cash flow approach based on future economic benefits. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the Javelin intellectual property acquired was $262,500 estimated by using a discounted cash flow approach based on future economic benefits associated with the assests acquired. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

Intangible assets as of September 30, and 2012 and 2011 consisted of the following:

	Estimated	September 30,	September 30,
	Useful Lives	2012	2011

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$450,000
Less: accumulated amortization		(586,034)	(290,555)
Intangible assets, net		$1,110,111	$1,143,090

Total amortization expense was $295,479 and $224,979 for the year ended September 30, 2012 and 2011, respectively.

The fair value of the TransTech intellectual property acquired was $983,645, estimated by using a discounted cash flow approach based on future economic benefits associated with agreements with customers, or through expected continued business activities with its customers. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the RATLab intellectual property associated with the assets acquired was $450,000 estimated by using a discounted cash flow approach based on future economic benefits.. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

The fair value of the Javelin intellectual property acquired was $262,500 estimated by using a discounted cash flow approach based on future economic benefits associated with the assests acquired. In summary, the estimate was based on a projected income approach and related discounted cash flows over five years, with applicable risk factors assigned to assumptions in the forecasted results.

10. ACCOUNTS PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
10. ACCOUNTS PAYABLE
10.	ACCOUNTS PAYABLE

Accounts payable were $2,005,355 and $1,593,861 as of March 31, 2013 and September 30, 2012, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  TransTech had 3 vendors (25.0%, 16.2%, and 10.8%) with accounts payable in excess of 10% of its accounts payable as of March 31, 2013. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.

Accounts payable were $1,593,861 and $1,206,100 as of  September 30, 2012 and 2011, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases and technology development, external audit, legal and other expenses incurred by the Company.  TransTech had 3 vendors (30.1%, 13.7%, and 12.4%) with accounts payable in excess of 10% of its accounts payable as of September 30, 2012. The Company does expect to have vendors with accounts payable balances of 10% of total accounts payable in the foreseeable future.

11. ACCRUED EXPENSES	6 Months Ended
Mar. 31, 2013
Payables and Accruals [Abstract]
11. ACCRUED EXPENSES

11.	ACCRUED EXPENSES

Accrued expenses were $667,968 and $391,311 as of March 31, 2013 and September 30, 2012, respectively. Such liabilities As of March 31, 2013 consisted of amounts due to Gemini Master Fund, Ltd. and Ascendiant Capital Partners, LLC pursuant to Warrant Purchase Agreements dated January 23, 2013.  See Note 12.

12. CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
12. CONVERTIBLE NOTES PAYABLE
12.	CONVERTIBLE NOTES PAYABLE

On May 19, 2011, the Company entered into a Securities Purchase Agreement (“Agreement”) with Gemini Master Fund, Ltd. (“Gemini”) and Ascendiant Capital Partners, LLC (“Ascendiant”) (Gemini and Ascendiant are collectively referred to as the “Investors”), pursuant to which the Company issued $1.2 million in principal amount of 10% convertible debentures (the “Original Debentures”), which were due May 1, 2012.  The due date of the Original Debentures was extended to September 30, 2012 pursuant to a First Amendment to the Agreement on March 12, 2012, and further extended to September 30, 2013 pursuant to a Second Amendment to the Agreement on August 16, 2012. In addition, the Company issued 5-year warrants to the Investors to collectively purchase 2,400,000 shares of our common stock. The purchase price for the debentures was 83.3% of the face amount, resulting in the Company receiving $1.0 million, less legal fees, placement agent fees and expenses as set forth below. The Agreement includes an additional investment right granted to the Investors, pursuant to which the Investors have the right at any time until September 30, 2013, to purchase up to $1.2 million in principal amount of additional debentures (the “Additional Debentures”) on the same terms and conditions as the Original Debentures, except that the conversion price on the Additional Debentures may have a higher floor.  The conversion price on both the Original Debentures and the Additional Debentures are subject to a potential downward adjustment for any equity sales subsequent to the date of issuance. In conjunction with the purchase of the Additional Debentures, the Investors also have the right to purchase additional warrants. The full terms of the transactions with Gemini and Ascendiant are set forth in the transaction agreements, copies of which are filed with the Company’s 10-K for the year ended September 30, 2012 as Exhibits 10.1 through 10.10.

On August 28, 2012, the Company entered into a Warrant Purchase Agreement with Gemini and acquired the Gemini Warrant covering the purchase of up to 1.8 million shares, subject to adjustment, by paying $250,000 on August 28, 2012 and agreeing to pay $250,000 on or before November 30, 2012.

Ascendiant also had a warrant for the purchase of up to 600,000 shares of our common stock (the “Ascendiant Warrant”) at an original exercise price of $.35 per share, which exercise price is subject to adjustment and which had been adjusted downward as of  April 26, 2013, the date it was exercised by Ascendiant.  See Exhibit 10.6 filed in Form 10-K on November 13, 2013.

The Company paid legal fees and expenses in the amount of $12,500. Visualant also paid $80,000 or 8.0% of the cash received and issued a five-year warrant for 192,000 shares in placement agent fees to Ascendiant Capital Markets LLC.

During the year ended September 30, 2012, the Company modified the terms of its outstanding Original Debentures with the Investors having an aggregate principal value of $1,200,000. The maturity date was extended to September 30, 2013, the Investors converted principal and interest as outlined above at $0.05 per share, and the Company paid a premium to Gemini in the form of redeeming its outstanding warrants for $500,000. In addition, the additional investment and participation rights as defined in the Agreement granted to the Investors were extended from September 30, 2012 to September 30, 2013. The fair value of the warrants was calculated using the Black-Scholes-Merton option valuation model. The following assumptions were used to determine the fair value of the Warrants using the Black-Scholes valuation model: a term of five years, risk-free rate of 3.92%, volatility of 100%, and dividend yield of zero. Interest expense has been recorded for the loss of $500,000 related to the modification of the debentures.  The difference between the conversion price and the fair market value of the common stock on the commitment date resulted in a beneficial conversion feature recorded of $216,000. Total interest expense recognized, including the beneficial conversion feature was $313,534 during the year ended September 30, 2012.

Agreements with Gemini Master Fund, Ltd. and Ascendiant Capital Partners, LLC (“Investors”)

On January 30, 2013, the Company and the Investors entered into the following additional agreements dated January 23, 2013 but made effective as of the date of their execution by the parties:

(1)           Warrant Purchase Agreement between the Company and Ascendiant pursuant to which the Company agreed to repurchase the Ascendiant Warrant for a purchase price of $300,000, which amount was due in full on March 31, 2013. On April 26, 2013, the Company entered into an Option Agreement with Ascendiant pursuant to which the Company has the option to purchase from Ascendiant 4,000,000 shares of common stock of the Company for a total purchase price of $300,000. If purchased by the Company, the shares are  expected to be retired to treasury.  The option must be exercised and payment for the shares must be made on or before May 31, 2013.  Ascendiant was issued a total of 4,564,068 shares of common stock on April 26, 2013 as a result of Ascendiant’s cashless exercise of the Ascendiant Warrant.  The Company did not complete that purchase, thereby enabling Ascendiant to exercise the Ascendiant Warrant on April 26, 2013.

(2)           Amendment to Warrant Purchase Agreement between the Company and Gemini extending the due date for payment of the balance of the purchase price, including accrued interest thereon, from November 30, 2012 to March 31, 2013. The Company is currently accruing interest at 18% on the $250,000 balance due to Gemini.  The Company is currently in default on its payment obligation to Gemini, which entitles Gemini to exercise its warrant, which could result in substantial additional dilution to the Company’s shareholders.

(3)           AIR Termination Agreement between the Company and Gemini pursuant to which the Company acquired all additional investment rights (“AIR”) of Gemini and Ascendiant under the Securities Purchase Agreement for the sum of $850,000, to be paid pursuant to the terms of a promissory note executed by the Company for the principal amount of $850,000.  The promissory note is payable in two installments of $425,000 each, together with accrued interest thereon at the rate of 5% per annum, due on June 30, 2013 and September 30, 2013. If the payments are not made, the Company owes 120% of the balance due plus interest.

Conversion of Existing Convertible Debentures

On January 24, 2013, Gemini converted $300,000 of principal and $50,630 of accrued interest on its Debenture into 7,012,603 shares of common stock at a conversion price of $.05 per share.

On January 24, 2013, Ascendiant converted $50,000 of principal and $8,438 of accrued interest on its Debenture into 1,168,767 shares of common stock at a conversion price of $.05 per share.

On January 28, 2013, Gemini converted $300,000 of principal and $50,959 of accrued interest on its Debenture into 7,019,178 shares of common stock at a conversion price of $.05 per share.

Following these conversions, as of January 28, 2013, the outstanding principal amounts and all accrued interest on the Debentures of both Gemini and Ascendiant have been fully converted.

The Company’s equity line of credit with Ascendiant remains outstanding, with available credit of $2,516,859. The Company has no current intention to utilize this line of credit, which expires August 29, 2013.

On May 19, 2011, the Company entered into a Securities Purchase Agreement (“Agreement”) with Gemini Master Fund, Ltd. (“Gemini”) and Ascendiant Capital Partners, LLC (“Ascendiant”) (Gemini and Ascendiant are collectively referred to as the “Investors”), pursuant to which the Company issued $1.2 million in principal amount of 10% convertible debentures (the “Original Debentures”) which were due May 1, 2012.  The due date of the Original Debentures was extended to September 30, 2012 pursuant to a First Amendment to the Agreement on March 12, 2012, and further extended to September 30, 2013 pursuant to a Second Amendment to the Agreement on August 16, 2012. In addition, the Company issued 5-year warrants to the Investors to collectively purchase 2,400,000 shares of our common stock. The purchase price for the debentures was 83.3% of the face amount, resulting in the Company receiving $1.0 million, less legal fees, placement agent fees and expenses as set forth below. The Agreement includes an additional investment right granted to the Investors, pursuant to which the Investors have the right at any time until September 30, 2013, to purchase up to $1.2 million in principal amount of additional debentures (the “Additional Debentures”) on the same terms and conditions as the Original Debentures, except that the conversion price on the Additional Debentures may have a higher floor.  The conversion price on both the Original Debentures and the Additional Debentures are subject to a potential downward adjustment for any equity sales subsequent to the date of issuance. In conjunction with the purchase of the Additional Debentures, the Investors also have the right to purchase additional warrants. The full terms of the transactions with Gemini and Ascendiant are set forth in the transaction agreements, copies of which are filed with this 10-K as Exhibits 10.1 through 10.10.

On August 28, 2012, the Company entered into a Warrant Purchase Agreement with Gemini and acquired the Gemini Warrant covering the purchase of up to 1.8 million shares, subject to adjustment, by paying $250,000 on August 28, 2012 and agreeing to pay $250,000 on or before November 30, 2012.

As of September 30, 2012, Gemini has $600,000 and Ascendiant has $150,000 remaining in principal amount of Original Debentures outstanding plus accrued interest thereon that is convertible into common shares. Ascendiant also has a warrant for the purchase of up to 600,000 shares of our common stock at an original exercise price of $.35 per share, which exercise price is subject to adjustment and which has been adjusted downward as of the date hereof.  See Exhibit 10.6 filed herewith. In addition, the additional investment and participation rights as defined in the Agreement granted to the Investors were extended from September 30, 2012 to September 30, 2013.

The Company paid legal fees and expenses in the amount of $12,500. Visualant also paid $80,000 or 8.0% of the cash received and issued a five-year warrant for 192,000 shares in placement agent fees to Ascendiant Capital Markets LLC.

The Company filed a registration statement on Form S-1, which was declared effective on August 29, 2011, to register 15,340,361 shares of its common stock, including (i) up to 5,400,000 shares of our common stock for Gemini issuable on conversion and the exercise of a warrant issued to Gemini and (ii) up to 1,992,000 shares of our common stock for Ascendiant issuable on conversion of debt and the exercise of a warrant issued to Ascendiant.  As of September 30, 2012, 7,036,975 shares of the Company’s common stock have been issued to Gemini upon conversion of $300,000 of the convertible debentures and interest of $20,780 at an average of $0.05 per share.  As of September 30, 2012, 3,373,425 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $150,000 of the convertible debentures and interest of $18,671 at an average of $0.05 per share.

During the year ended September 30, 2012, the Company modified its outstanding debentures with an aggregate principal value of $1,200,000. The maturity date has been extended to September 30, 2013, the Investors have converted principal and interest as outlined above at $0.05 and the Company paid a premium to the debenture holders in the form of redeeming the outstanding warrants for $500,000. The fair value of the warrants was calculated using the Black-Scholes-Merton option valuation model. The following assumptions were used to determine the fair value of the Warrants using the Black-Scholes valuation model: a term of five years, risk-free rate of 3.92%, volatility of 100%, and dividend yield of zero. Interest expense has been recorded for the loss of $500,000 related to the modification of the debentures.  The difference between the conversion price and the fair market value of the common stock on the commitment date resulted in a beneficial conversion feature recorded of $216,000. Total interest expense recognized, including the beneficial conversion feature was $313,534 during the year ended September 30, 2012.

The conversion of the convertible notes payable and the related warrants will likely result in a substantial dilution of the value of the common shares for all shareholders.

13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT
13.	NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT

Notes payable, capitalized leases and long term debt as of March 31, 2013 and September 30, 2012 consisted of the following:

	March 31,	September 30,
	2013	2012

Gemini Master Fund, Inc.	$850,000	$-
BFI Finance Corp Secured Credit Facility	678,259	568,475
TransTech capitalized leases, net of capitalized interest	11,253	17,943
Related party notes payable-
James Gingo Promissory Note	1,000,000	1,000,000
Lynn Felsinger	9,500	49,500
Total debt	2,549,012	1,635,918
Less current portion of long term debt	(2,546,093)	(1,631,903)
Long term debt	$2,919	$4,015

BFI Finance Corp Secured Credit Facility

On December 9, 2008 TransTech entered into a $1,000,000 secured credit facility with BFI Finance Corp to fund its operations.  The interest rate is prime + 2.5%, with a floor for prime interest of 5.5%.  On December 12, 2012, the secured credit facility was renewed for 6 months, with a floor for Prime of 4.5%. The eligible borrowing is based on 80% of eligible trade accounts receivable, not to exceed $700,000, and 35% of inventory value, not to exceed $300,000, for a total cap of $1,000,000. As of March 31, 2013, the outstanding balance under this facility was $678,259. The secured credit facility is guaranteed by James Gingo, the President of TransTech.

The Company’s revolving credit facility requires a lockbox arrangement, which provides for all receipts to be swept daily to reduce borrowings outstanding under the credit facility.

Capitalized Leases

TransTech has capitalized leases for equipment. The leases have a remaining lease term of 3-28 months. The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended March 31,	Total
2013	$8,334
2014	2,919
2015	0
2016	-
2017	-
Total	11,253
Less current portion of capitalized leases	(8,334)
Long term capital leases	$2,919

The imputed interest rate in the capitalized leases is approximately 10.5%.

Related Party Notes Payable

The Company acquired its 100% interest in TransTech by issuing a Promissory Note on June 8, 2010 (“Note”) to James Gingo, the President of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent (3.5%) per annum from the date of the Note. The Note is secured by a security interest in the stock and assets of TransTech. Mr. Gingo has the following rights (in addition to all other rights and remedies at law or in equity or otherwise) in case of a default, which is not cured within ten days:

(a)           Declare the entire balance of the Note immediately due and payable;

(b)           Register in the Secured Party’s name any or all of the TTS Shares;

(c)           Exercise the Secured Party’s proxy rights with respect to all or a portion of the TTS Shares, in which event the Pledgor agrees to deliver promptly to the Secured Party further evidence of the grant of the proxy in any form requested by the Secured Party; and

(d)           Sell or otherwise dispose of the TTS Shares.

As of March 31, 2013, the remaining balance of $1,000,000 on the Note and interest shall be paid to Seller on the earlier of June 8, 2013 or on the closing of $7,500,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date.

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended March 31,	Total
2013	$2,546,093
2014	2,919
2015	0
2016	-
2017	-
Total	$2,549,012

Notes payable, capitalized leases and long term debt as of September 30, 2012 and 2011 consisted of the following:

	September 30,	September 30,
	2012	2011

BFI Finance Corp Secured Credit Facility	$568,475	$506,377
TransTech capitalized leases, net of capitalized interest	17,943	31,216
Related party notes payable-
James Gingo Promissory Note	1,000,000	1,650,000
RATLab LLC	-	150,000
Bradley E. Sparks	-	73,228
Lynn Felsinger	49,500	82,000
Ronald P. Erickson and affiliated parties	-	58,952
Total debt	1,635,918	2,551,773
Less current portion of long term debt	(1,631,903)	(1,537,191)
Long term debt	$4,015	$1,014,582

BFI Finance Corp Secured Credit Facility

On December 9, 2008 TransTech entered into a $1,000,000 secured credit facility with BFI Finance Corp to fund its operations.  The rate is prime interest + 2.5%, with a floor for prime interest of 5.5%.  On June 12, 2012, the secured credit facility was renewed for 6 months, with a floor for Prime of 4.5%. The eligible borrowing is based on 80% of eligible trade accounts receivable, not to exceed $700,000, and 35% of inventory value, not to exceed $300,000, for a total cap of $1,000,000. As of September 30, 2012, the outstanding balance under this facility was $568,475. The secured credit facility is guaranteed by James Gingo, the President of TransTech.

The Company’s revolving credit facility requires a lockbox arrangement, which provides for all receipts to be swept daily to reduce borrowings outstanding under the credit facility.

Capitalized Leases

TransTech has capitalized leases for equipment. The leases have a remaining lease term of 9-34 months. The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$13,928
2014	3,332
2015	683
2016	-
2017	-
Total	17,943
Less current portion of capitalized leases	(13,928)
Long term capital leases	$4,015

The imputed interest rate in the capitalized leases is approximately 10.5%.

Related Party Notes Payable

The Company acquired its 100% interest in TransTech by issuing a Promissory Note (“Note”) to James Gingo, the President of TransTech, in the amount of $2,300,000, plus interest at the rate of three and one-half percent (3.5%) per annum from the date of the Note. The Note is secured by a security interest in the stock and assets of TransTech, and is payable over a period of three (3) years as follows:

(i)        The sum of $650,000, the amount of any accrued interest due on the Bonderson debt of $600,000 owed by James Gingo to the Bonderson Family Living Trust (“Bonderson Debt”) and interest on the unpaid balance, shall be paid to Seller on the earlier of: (A) the one (1) year anniversary of the closing date; or (B) on the closing of $2,500,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date.  On June 8, 2011, the Company paid $650,000 and accrued interest of $80,500 to Mr. Gingo.

(ii)       The sum of $650,000, the amount of any accrued interest due on the Bonderson debt owed by James Gingo and interest on the unpaid balance shall be paid to Seller on the earlier of: (A) the two (2) year anniversary of the closing date; or (B) on the closing of $5,000,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date. On July 31, 2012, the Company paid the $650,000 and accrued interest of $66,136 due to Mr. Gingo.

(iii)      The remaining balance of the Note and interest thereon shall be paid to Seller on the earlier of: (A) the three year anniversary of the closing date; or (B) on the closing of $7,500,000 or more in aggregate financing (whether debt, equity or some combination thereof) after the closing date.

On April 30, 2009, accounts payable owed to Lynn Felsinger, a consultant, totaling $82,000 were converted into a demand note. As of September 30, 2012, the outstanding note payable totaled $49,500.

An affiliate of Mr. Erickson, our Chief Executive Officer, Juliz I Limited Partnership, loaned the Company operating funds during fiscal 2009.  The Company repaid the loan during the year ended September 30, 2012.

Additionally, Mr. Erickson incurred expenses on behalf of the Company for a total of $24,322 during the 2009 fiscal year.  This balance was converted into a loan as of September 30, 2009. The Company repaid the loan during the year ended September 30, 2012.

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended September 30,	Total
2013	$1,631,903
2014	3,332
2015	683
2016	-
2017	-
Total	$1,635,918

14. EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
14. EQUITY
14.	EQUITY

The following equity issuances occurred during the three months ended March 31, 2013:

Unless otherwise indicated, all of the following private placements of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, except as noted below). All of the shares issued were issued in private placements not involving a public offering, are considered to be “restricted stock” as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

On October 8, 2012, Ascendiant converted $50,000 of principal and interest of $6,959 into 1,139,178 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC in October 10, 2012.

On October 17, 2012, the Company issued to Ascendiant 993,049 shares for $100,000 or $.101 per shares under the Securities Purchase Agreement dated June 17, 2011. A notice filing under Regulation D was filed with the SEC in October 19, 2012.

On October 26, 2012 the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC, a non-accredited investor for services. The shares were valued at $0.13 per share. The Company expensed $19,500 during the six months ended March 31, 2013.The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in October 30, 2012.

On November 28, 2012, Ascendiant converted $50,000 of principal and interest of $7,644 into 1,152,877 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC in November 29, 2012.

On January 24, 2013, Gemini converted $300,000 of principal and $50,630 of accrued interest into 7,012,603 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC on January 29, 2013.

On January 24, 2013, Ascendiant converted $50,000 of principal and $8,438 of accrued interest into 1,168,767 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC on January 29, 2013.

On January 28, 2013, Gemini converted $300,000 of principal and $50,959 of accrued interest into 7,019,178 shares of common stock at $.050 per share under the Securities Purchase Agreement dated May 19, 2011. A notice filing under Regulation D was filed with the SEC on January 30, 2013.

On February 11, 2013, the Company entered into a Consulting Services Agreement with Integrated Consulting Services. The Company issued a warrant for the purchase of 250,000 shares of common stock.  The warrants are exercisable at $.10 per share and expires February 10, 2016. The Company valued the warrant at $0.10 per share and expensed $25,000 during the six months ended March 31, 2013. Pursuant to the Consulting Services Agreement, the Company agreed to issue an additional warrant for the purchase of 250,000 shares of common stock on August 12, 2013.

On February 13, 2013, the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC, a non-accredited investor for services. The shares were valued at $0.10 per share. The Company expensed $15,000 during the six months ended March 31, 2013.The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in February 15, 2013.

On February 13, 2013, the Company issued 150,000 shares of restricted common stock to David Markowski, a non-accredited investor for services. The shares were valued at $0.10 per share. The Company expensed $15,000 during the six months ended March 31, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in February 15, 2013.

On February 13, 2013, the Company issued 2,000,000 shares of restricted common stock to two employees and two directors. The shares were valued at $0.10 per share. The Company expensed $200,000 during the six months ended March 31, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in February 15, 2013.

On March 1, 2013, the Company issued 50,000 shares of restricted common stock to Manna Advisory Services, LLC, a non-accredited investor for services. The shares were valued at $0.10 per share. The Company expensed $5,000 during the six months ended March 31, 2013. The shares do not have registration rights. A notice filing under Regulation D was filed with the SEC in April 4, 2013.

A summary of the warrants issued as of March 31, 2013 were as follows:

	March 31, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	3,369,050	0.307
Issued	250,000	0.100
Exercised	-	-
Forfeited	-	-
Expired	(792,000)	(0.500)
Outstanding at end of period	2,827,050	0.235
Exerciseable at end of period	2,827,050

A summary of the status of the warrants outstanding as of March 31, 2013 is presented below:

	March 31, 2013
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
850,000	1.41	$0.100	850,000	$0.100
1,359,073	0.76	0.20-0.29	1,359,073	0.20-0.29
117,977	1.05	0.30-0.39	117,977	0.30-0.39
500,000	0.88	0.40-0.49	500,000	0.40-0.49

2,827,050	-	$0.235	2,827,050	0.235

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the period ended March 31, 2013 were as follows:

Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

At March 31, 2013, vested warrants of 2,827,050 had an aggregate intrinsic value of $0.

Unless otherwise indicated, all of the following private placements of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, as noted below). All of the shares issued were issued in private placements not involving a public offering, are considered to be “restricted stock” as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

The Company had the following equity transactions during the year ended September 30, 2011:

On November 17, 2010, the Company issued 20,000 shares of restricted shares of the Company’s common stock to Robert Jones for advisory services. The shares were valued at $0.24 per share, the closing price on November 17, 2010.

On December 23, 2010, the Company entered into a Securities Purchase Agreement (“Agreement”) with Seaside pursuant to which Seaside agreed to purchase restricted shares of the Company’s common stock from time to time over a 12-month period, provided that certain conditions are met.

Under the terms of the Agreement, the Company agreed to sell and issue to Seaside each month for a 12-month period commencing on the closing date, restricted shares of the Company’s common stock at a price equal to the lower of (i) 60% of the average trading price of the company’s stock during the 10 trading days immediately preceding each monthly closing date, or (ii) 70% of the average trading price for the trading day immediately preceding each monthly closing date. Visualant’s agreement to sell shares each month during said 12 month period is subject to certain conditions and limitations.  With respect to each subsequent closing, Visualant will not be obligated to sell any of its common stock to Seaside at a price lower than $0.25 per share, and Seaside’s beneficial ownership of the Company’s common stock will not exceed 9.9%. Seaside is not permitted to short sale the Company’s common stock.

Visualant paid Seaside’s legal fees and expenses in the amount of $25,000 for the initial closing, and agreed to pay $2,500 for each subsequent closing.  Visualant also has agreed to pay 7.0% in finder’s fees (to be paid in connection with each draw down) and issue 10,113 common stock warrants exercisable at $0.21395 per share.

The Agreement may be terminated by Seaside upon written notice to the Company, if at any time prior to the final subsequent closing the Company consummates a financing to which Seaside is not a party.

The Agreement also contains certain representations and warranties of Visualant and Seaside, including customary investment-related representations provided by Seaside, as well as acknowledgements by Seaside that it has reviewed certain disclosures of the Company (including the periodic reports that the Company has filed with the SEC) and that the Company’s issuance of the shares has not been registered with the SEC or qualified under any state securities laws.  Visualant provided customary representations regarding, among other things, its organization, capital structure, subsidiaries, disclosure reports, absence of certain legal or governmental proceedings, financial statements, tax matters, insurance matters, real property and other assets, and compliance with applicable laws and regulations.  Seaside’s representations and warranties are qualified in their entirety (to the extent applicable) by the Company’s disclosures in the reports it files with the SEC.  Visualant also delivered confidential disclosure schedules qualifying certain of its representations and warranties in connection with executing and delivering the Agreement.

As of September 30, 2011, the Company sold to Seaside 2,529,314 shares at a purchase price of $0.302 per share, or an aggregate price of $763,650. In addition, the Company issued warrants to brokers for the purchase of 177,050 shares of common shares at the purchase price of $0.302 per share.

On January 27, 2011, the Company issued 275,000 restricted shares of the Company’s common stock to directors for services provided during 2010. The shares were valued at $0.448 per share, the closing price for the thirty days prior to January 27, 2011.

On January 27, 2011, the Company entered into a Contract for Corporate Advisory Services with Core consulting Group. Under the agreement dated December 6, 2010, the Company issued 381,500 of restricted shares of the Company’s common stock at $0.45 per share, the closing price on December 6, 2010. On April 27, 2011, the Company issued an additional 381,500 of restricted shares of our common stock at $0.45 per share, the closing price on December 6, 2010.

On January 27, 2011, Monahan & Biagi, PLLC converted $136,726 of accrued legal bills into 341,815 shares of our common stock at $0.40 per share, the closing price on January 22, 2011, the date the conversion was requested.

On February 14 and 17, 2011, Asher converted $50,000 of convertible debentures into173,378 shares of common stock at $0.2884 per share.

On February 23, 2011, Masahiro Kawahata, a director converted $90,906 of accrued expenses into 211,409 shares of the Company common stock at $0.43 per share, the closing price on February 23, 2011, the date the conversion was requested.

On February 23, 2011, the Company issued a warrant for the purchase of 1,000,000 shares of our common stock to Coach for advisory services. The warrant was issued at $0.25 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of the Company’s common stock over $0.75 per share.

On February 23, 2011, the Company issued a warrant for the purchase of 500,000 shares of our common stock to the Sterling Group for advisory services. The warrant was issued at $0.50 per share. The warrant expires February 22, 2014 and is callable if registered and with five closing trading prices of our common stock over $0.75 per share.

On April 1, 2011, Coach converted $250,000 and interest of $28,758 into 1,858,387 shares of common stock.

On April 1, 2011, the Company entered into a Consulting Agreement with Cerillion N4 Partners. Under the agreement, the Company issued 4,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with InvestorIdeas.com. Under the agreement, the Company issued 57,692 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with National Securities Corporation. Under the agreement, the Company issued 60,000 shares at $0.52 per share, the price on March 31, 2011.

On April 1, 2011, the Company entered into an Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 75,000 shares at $0.52 per share, the price on March 31, 2011.

On May 31, 2011, Coach exercised its warrant and received 833,333 shares of common stock. On December 7, 2009, the Company closed $250,000 of financing from Coach pursuant to a Convertible Promissory Note. In addition, Coach received warrants to purchase 833,333 shares of the Company’s common stock at $0.15 per share.  The warrant expired 3 years from the date of issuance.

On May 18, 2011, the Company entered into an Agreement with Mr. Gima. Under the agreement, we issued 10,000 shares at 0.52 per share.

On May 20, 24 and 26, 2011, Asher converted $50,000 of convertible debentures into 296,130 shares of common stock at $0.169 per share.

On June 7, 2011, the Company closed the acquisition of all Visualant related assets of the RATLab LLC by agreeing to issue 1,000,000 of our common stock valued at $0.20 per share, the price during the negotiation of this agreement.

On June 17, 2011, the Company entered into a Securities Purchase Agreement with Ascendiant, pursuant to which Ascendiant agreed to purchase up to $3,000,000 worth of shares of the Company’s common stock from time to time over a 24-month period, provided that certain conditions are met. The financing arrangement entered into by the Company and Ascendiant is commonly referred to as an “equity line of credit” or an “equity drawdown facility.”

As of September 30, 2012, the Company has issued to Ascendiant 5,365,884 shares for $383,141 or $.071 per shares under the Securities Purchase Agreement dated June 17, 2011.  In addition, the Company issued to Ascendiant during 2011 and 2012 a total of 1,490,943 shares for $193,370 or $.131 per shares under the Securities Purchase Agreement excluding the commitment and legal fees.

On June 17, 2011, the Company extended its April 1, 2011 Agreement with Aquiline Group, Inc. Under the agreement, the Company issued 25,000 shares at $0.52 per share, the price on March 31, 2011.

On July 14, 17 and 20, 2011 Asher converted $50,000 into 491,506 shares of common stock at $.102 per share.

On August 23, 2011, the Company filed an amended Registration Statement on Form S-1 for 15,340,361 shares of common stock. The Registration Statement primarily registers shares for Seaside, Gemini, Ascendiant, Coach and Sterling Group and was declared effective by the SEC on August 29, 2011.

The Company had the following equity transactions during the year ended September 30, 2012:

 On October 5, 2011, the Company entered into a Financial Consultant Agreement (“Agreement”) with D. Weckstein and Co, Inc. (“Weckstein”) The Agreement expires July 31, 2016. Under the Agreement, Weckstein was awarded 1,000,000 shares of common stock on November 7, 2011. The shares were valued at $0.07 per share, the closing price on November 7, 2011. In addition, the Company paid $10,000 to Weckstein

On December 15, 2011, the Company issued 100,000 shares of restricted common stock to Todd Weaver for product development work. The shares were valued at $0.12 per share, the closing price on November 29, 2011, and do not have registration rights.

On February 7, 2012, the Company issued 1,000,000 restricted shares to Coventry Capital LLC related to an Advisory Agreement. The shares were valued at $.10 per share.

On February 24, 2012, the Company issued 400,000 shares of common stock to five directors for services provided during 2011. The shares were issued under the 2011 Stock Incentive Plan.

On April 1, 2011, the Company entered into an Investor Banking Agreement with National Securities Corporation. On March 12, 2012, the Company issued warrants for up to 204,000, 366,000 and 30,000 shares of common stock to National Securities Corporation, Steven Freifeld and Vince Calicchia, respectively. The warrants are exercisable at $.10 per share and expire March 11, 2015.

On April 2, 2012, the Company filed a Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on April 18, 2012.

On May 16, 2012 the Company issued 150,000 shares of restricted common stock to Manna Advisory Services, LLC for services. The shares were valued at $0.10 per share. The shares do not have registration rights.

On May 31, 2012, the Company executed a Stock Purchase Agreement with Sumitomo Precision Products Co., Ltd. (SPP) whereby SPP invested $2,250,000 in exchange for 17,307,693 shares of restricted common shares priced at $0.13 per share that was funded on June 21, 2012. The shares do not have registration rights.

On July 31, 2012, the Company closed the acquisition of the environmental field of use of its SPM technology from. The Company acquired the Visualant related assets of Javelin for (i) 1,250,000 shares of our common stock at closing valued at thirteen ($0.13) per share, the price during the negotiation of this agreement; and (ii)  $100,000, with $20,000 payable at closing and $80,000 to be paid in four equal installments over a period of eight months. In addition,

On September 6, 2012, the Company signed a Settlement and Release Agreement (“Sparks Agreement”) with Mr. Sparks, the former CEO and Director and a cousin of Ronald Erickson. The Sparks Agreement required (i) payment of $50,750 (paid) and issuance of 513,696 shares of our common stock for full payment on a note and related accrued interest of $66,780; (ii) payment of $39,635to Mr. Sparks for a note, accrued interest and other liabilities (paid); and (iii) issuance of 4,000,000 restricted shares of our common stock to Mr. Spark for unpaid compensation in the amount of $721,333. The above is full settlement of all outstanding liabilities due to Mr. Sparks.

On September 18, 2012 the Company issued 500,000 shares of restricted common stock to NVPR, LLC for services. The shares were valued at $0.13 per share. The shares do not have registration rights.

On September 28, 2012 the Company issued 250,000 shares of restricted common stock to Clayton McKeekin for services. The shares were valued at $0.13 per share. The shares do not have registration rights.

As of September 30, 2012, 7,036,975 shares of the Company’s common stock have been issued to Gemini upon conversion of $300,000 of the convertible debentures and interest of $20,780 at an average of $0.05 per share.

As of September 30, 2012, 3,373,425 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $150,000 of the convertible debentures and interest of $18,671 at an average of $0.05 per share.

On October 22, 2012, the Company filed an Amended Registration Statement on Form S-1 for 7,600,000 shares of common stock. The Registration Statement primarily registered shares for Ascendiant, Coventry Capital LLC and National Securities Corporation and affiliates and was declared effective by the SEC on October 25, 2012.

Warrants, and any potential adjustments, are discussed in this Footnote and Footnote 12, Convertible Notes Payable.

A summary of the warrants issued as of September 30, 2012 were as follows:

	September 30, 2012
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	4,569,050	0.410
Issued	600,000	0.100
Exercised	-	-
Forfeited	-	-
Expired	(1800000)	(0.500)
Outstanding at end of period	3,369,050	0.307
Exerciseable at end of period	3,369,050

A summary of the status of the warrants outstanding as of September 30, 2012 is presented below:

	September 30, 2012
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
600,000	2.50	$0.100	600,000	$0.100
1,359,073	1.26	0.20-0.29	1,359,073	0.20-0.29
117,977	1.55	0.30-0.39	117,977	0.30-0.39
500,000	1.38	0.40-0.49	500,000	0.40-0.49
792,000	3.63	0.500	792,000	0.500

3,369,050	2.27	$0.307	3,369,050	$0.307

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2012 were as follows:

Assumptions
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

At September 30, 2012, vested warrants totaling 3,369,050 shares had an aggregate intrinsic value of $572,739.

15. STOCK OPTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
15. STOCK OPTIONS
15.	STOCK OPTIONS

Description of Stock Option Plan

On April 29, 2011, the 2011 Stock Incentive Plan was approved at the Annual Stockholder Meeting. The Company was authorized to issue options for, and has reserved for issuance, up to 7,000,000 shares of common stock under the 2011 Stock Incentive Plan. On March 21, 2013, the Company was authorized to issue options up to 14,000,000 shares under the 2011 Stock Incentive Plan at the Annual Stockholder Meeting.

Determining Fair Value Under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

Stock option grants totaling 5,100,000 shares of common stock have been made to three directors and four employees for services provided during 2012. These options were authorized for issuance under the 2011 Stock Incentive Plan and were effective March 21, 2013, when the Company was authorized to issue options up to 14,000,000 shares under the 2011 Stock Incentive Plan at the Annual Stockholder Meeting.

There are currently 11,005,000 options to purchase common stock at an average exercise price of $0.131 per share outstanding at March 31, 2013 under the 2011 Stock Incentive Plan. The Company recorded $192,356 and $218,166 of compensation expense, net of related tax effects, relative to stock options for the six months ended March 31, 2013 and 2012 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00).

Stock option activity for the six months ended March 31, 2013 and the year ended September 30, 2012:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2011	6,920,000	$0.296	$2,050,800
Granted	2,200,000	0.104	229,000
Exercised	-	-	-
Forfeitures	(3,200,000)	0.470	(1,503,000)
Outstanding as of September 30, 2012	5,920,000	0.131	$776,800
Granted	5,100,000	0.130	663,000
Exercised	-	-	-
Forfeitures	(15,000)	0.240	(3,600)
Outstanding as of March 31, 2013	11,005,000	$0.131	1,436,200

The following table summarizes information about stock options outstanding and exercisable at March 31, 2013:

		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.090	500,000	7.25 years	0.090	375,000	0.090
0.100	1,900,000	9.00 years	0.100	1,750,000	0.100
0.120	200,000	1.75 years	0.120	83,334	0.120
0.130	5,100,000	7.18 years	0.130	3,208,083	0.130
0.150	3,100,000	7.33 years	0.150	3,100,000	0.150
0.240	205,000	2.75 years	0.240	165,000	0.240
	11,005,000	7.29 years	$0.131	8,681,417	$0.136

There is no aggregate intrinsic value of the exercisable options as of March 31, 2013.

Description of Stock Option Plan

On April 29, 2011, the 2011 Stock Incentive Plan was approved at the Annual Stockholder Meeting. The Company has 6,100,000 options to purchase common stock available to issue under the 2011 Stock Incentive Plan.

Determining Fair Value Under ASC 505

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

On November 9, 2011, Bradley E. Sparks forfeited a grant to purchase 1,000,000 shares of common stock at $0.75 per share.

On November 29, 2011, Jeff Kruse and Steve Waddle, employees of TransTech, were each granted an option to purchase 100,000 shares of common stock at $0.12 per share. The grants vest quarterly over three years and expire November 28, 2014.

On February 15, 2012, Marco Hegyi forfeited a grant to purchase 2,000,000 shares of common stock at $0.50 per share.

On February 24, 2012, the Company issued 400,000 shares of common stock to five directors for services provided during 2011. The shares were issued under the 2011 Stock Incentive Plan.

On February 24, 2012, Marco Hegyi, our Chairman of the Board, was granted an option to purchase 1,900,000 shares of common stock at $0.10 per share. The grant vests 750,000 shares on February 24, 2012 and 250,000 shares per quarter. The grant vests upon a change in control and expires February 23, 2022.

On May 11, 2012, the Company issued a stock option grant for 100,000 shares of common stock to a consultant at $0.15 per share. The stock option grant vested immediately.

On May 11, 2012, a consultant forfeited a stock option grant for 100,000 shares of common stock at $.15 per share.

During 2012, the Company agreed to grant, subject to shareholder approval at the 2013 annual shareholder meeting, of an increase in the number of shares available under the Company’s Stock Incentive Plan, stock option grants totaling 5,000,000 shares of common stock to five directors and three employees for services provided during 2012. The shares were granted under the 2011 Stock Incentive Plan.

There are currently 5,920,000 options to purchase common stock at $0.131 per share outstanding at September 30, 2012 under the 2011 Stock Incentive Plan. The Company recorded $266,172 and $153,227 of compensation expense, net of related tax effects, relative to stock options for the year ended September 30, 2012 and 2011 in accordance with ASC 505. Net loss per share (basic and diluted) associated with this expense was approximately ($0.00). As of September 30, 2012, there is approximately $96,180 of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately two years.

Stock option activity for the years ended September 30, 2012 and 2011 are summarized as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2010	4,735,000	$0.289	$1,366,250
Granted	2,320,000	0.339	785,800
Exercised	-	-	-
Forfeitures	(135,000)	(0.750)	(101,250)
Outstanding as of September 30, 2011	6,920,000	0.296	2,050,800
Granted	2,200,000	0.104	229,000
Exercised	-	-	-
Forfeitures	(3,200,000)	(0.470)	(1,503,000)
Outstanding as of September 30, 2012	5,920,000	$(0.131)	$776,800

The following table summarizes information about stock options outstanding and exercisable at September 30, 2012:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.090	500,000	7.75 years	$0.090	375,000	$0.090
0.100	1,900,000	9.50 years	0.100	1,250,000	0.100
0.120	200,000	2.25 years	0.120	50,000	0.120
0.150	100,000	2.75 years	0.150	100,000	0.150
0.150	3,000,000	7.75 years	0.150	3,000,000	0.150
0.240	220,000	3.25 years	0.240	128,333	0.240
	5,920,000	7.86 years	$0.131	4,903,333	$0.141

There is no aggregate intrinsic value of the exercisable options as of September 30, 2012.

16. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
16. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES
16.	OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES
Related party transactions are discussed in Note 13.

See Note 13 for discussion of notes payable issued to the Company’s former CEO and President during the quarter ended March 31, 2007.   Other than the note payable, related interest and payroll related accruals, all amounts are recorded in the related party accounts payable balance.  As of the filing date, Mr. Erickson beneficially owns 5,423,773 shares of common stock.

Mr. Sparks resigned from the Board of Directors effective September 6, 2012.  On September 6, 2012, the Company entered into a Settlement and Release Agreement with Mr. Sparks pursuant to which the Company agreed to (i) pay to Mr. Sparks the sum of $50,750 and issue 513,696 shares of the Company’s common stock as satisfaction in full of amounts owed pursuant to a note issued in 2007 and related accrued interest; and (ii) pay to Mr. Sparks the sum of $39,635 and issue 4,000,000 shares of the Company’s common stock as satisfaction in full of amounts owed to pursuant to a note issued in 2009, related accrued interest, and other liabilities, including accrued compensation of $721,333.  The full Settlement and Release Agreement was filed as Exhibit 10.1 to Form 8-K/A1 filed by the Company on September 12, 2012.

The Company paid $195,000 for fees due two directors for their services on closing the SPP transactions. The Company paid $60,000 on June 25, 2012 and $135,000 on July 25, 2012.

17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS
17.	COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS

LEGAL PROCEEDINGS

There are no pending legal proceedings against the Company that are expected to have a material adverse effect on its cash flows, financial condition or results of operations.

EMPLOYMENT AGREEMENTS

Mr. Erickson, Mr. Scott and other named executive officers of Visualant do not have employment agreements.

Agreement with James Gingo

On June 8, 2010, the Company entered into an Employment Agreement (“Gingo Agreement”) with Mr. Gingo. The Gingo Agreement expires June 8, 2013 and includes an annual base salary of $200,000 per year. The Gingo Agreement provides for participation in the Company’s benefit programs available to other employees (including group insurance arrangements).

LEASES

The Company is obligated under various non-cancelable operating leases for their various facilities and certain equipment.

Corporate Offices

The Company’s executive office is located at 500 Union Street, Suite 420, Seattle, Washington, USA, 98101. On August 1, 2012, the Company entered into a lease which expires August 31, 2014. The monthly lease rate is $1,944 for the year ending August 31, 2013 and $2,028 for the year ending August 31, 2014.

TransTech Facilities

TransTech leases a total of approximately 9,750 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations, at a monthly rental of $4,292. The lease was extended from March 2011 for an additional five year term at a monthly rental of $4,751. There are two additional five year renewals with a set accelerating increase of 10% per 5 year term.  TransTech also leases additional 500 square feet of off-site space at $250 per month from a related party.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended March 31,	Total
2013	$80,928
2014	67,152
2015	52,261
2016	0
2017	-
Beyond	-
Total	$200,341

LEGAL PROCEEDINGS

There are no pending legal proceedings against the Company that are expected to have a material adverse effect on its cash flows, financial condition or results of operations.

EMPLOYMENT AGREEMENTS

Mr. Erickson, Mr. Scott and other named executive officers of Visualant do not have employment agreements.

Agreement with James Gingo

On June 8, 2010, the Company entered into an Employment Agreement (“Gingo Agreement”) with Mr. Gingo. The Gingo Agreement has a three year term beginning on June 8, 2010 at the annual base salary of $200,000 per year. The Gingo Agreement provides for participation in the Company’s benefit programs available to other employees (including group insurance arrangements). Also under the Gingo Agreement, Mr. Gingo is eligible for discretionary performance bonuses up to 50% of his annual salary based upon performance criteria to be determined by the Company’s Compensation Committee based on criteria under development. If Mr. Gingo’s employment is terminated without Cause (as defined in the Gingo Agreement), Mr. Gingo will be entitled to a payment equal to one year’s annual base salary paid over the next year.

LEASES

The Company is obligated under various non-cancelable operating leases for their various facilities and certain equipment.

Corporate Offices

The Company’s executive office is located at 500 Union Street, Suite 420, Seattle, Washington, USA, 98101. On August 1, 2012, we entered into a lease which expires August 31, 2014. The monthly lease rate is $1,944 for the year ending August 31, 2013 and $2,028 for the year ending August 31, 2014.

TransTech Facilities

TransTech leases a total of approximately 9,750 square feet of office and warehouse space for its administrative offices, product inventory and shipping operations, at a monthly rental of $4,292. The lease was extended from March 2011 for an additional five year term at a monthly rental of $4,751. There are two additional five year renewals with a set accelerating increase of 10% per 5 year term.  TransTech also leases additional 500 square feet of off-site space at $250 per month from a related party.

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$78,396
2014	81,348
2015	57,012
2016	23,755
2017	-
Beyond	-
Total	$240,511

17A. INCOME TAXES	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
17A. INCOME TAXES

The Company has incurred losses since inception, which have generated net operating loss carryforwards.  The net operating loss carryforwards arise from United States sources.

Pretax losses arising from United States operations were approximately $1,522,000 for the year ended September 30, 2012. Pretax losses arising from United States operations were approximately $2,534,000 for the year ended September 30, 2011.

The Company has non- US net operating loss carryforwards of approximately $11,877,200, which expire in 2019-2030 and US of approximately $11,877,200 which expire in 2019-2030. Because it is not more likely than not that sufficient tax earnings will be generated to utilize the net operating loss carryforwards, a corresponding valuation allowance of approximately $1,164,000 and $1,151,000 was established as of September 30, 2012 and 2011, respectively. Additionally, under the Tax Reform Act of 1986, the amounts of, and benefits from, net operating losses may be limited in certain circumstances, including a change in control.

Section 382 of the Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that may be used to offset taxable income when a corporation has undergone significant changes in its stock ownership. There can be no assurance that the Company will be able to utilize any net operating loss carryforwards in the future.

For the year ended September 30, 2012, the Company’s effective tax rate differs from the federal statutory rate principally due to net operating losses and warrants issued for services.

The principal components of the Company’s deferred tax assets at September 30, 2012 are as follows:

	2012	2011
U.S. operations loss carry forward at statutory rate of 42.6%	$(1,163,832)	$(1,151,090)
Less Valuation Allowance	1,163,832	1,151,090
Net Deferred Tax Assets	-	-
Change in Valuation allowance	$-	$-

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the period ended September 30, 2012 and 2011 is as follows:

	2012	2011
Federal Statutory Rate	-42.6%	-42.6%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	42.6%	42.6%
Effective Tax Rate	0.0%	0.0%

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.

18. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Subsequent Events [Abstract]
18. SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company evaluates subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements are available.

Subsequent to March 31, 2013, the following material transactions occurred:

On April 26, 2013, the Company entered into an Option Agreement with Ascendiant pursuant to which the Company has the option to purchase from Ascendiant 4,000,000 shares of common stock of the Company for a total purchase price of $300,000. If purchased by the Company, the shares are expected to be retired to treasury.  The option must be exercised and payment for the shares must be made on or before May 31, 2013.  Ascendiant was issued a total of 4,564,068 shares of common stock on April 26, 2013 as a result of Ascendiant’s cashless exercise of the Ascendiant warrant.  The Company did not complete that purchase, thereby enabling Ascendiant to exercise the Ascendiant Warrant on April 26, 2013.

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued.

As of November 13, 2012, 4,512,603 shares of the Company’s common stock have been issued to Ascendiant upon conversion of $200,000 of the convertible debentures and interest of $25,630 at an average of $0.05 per share.

As of November 13, 2012, the Company has issued to Ascendiant 6,358,933 shares for $483,141 or $.076 per shares under the Securities Purchase Agreement dated June 17, 2011.

3. SIGNIFICANT ACCOUNTING POLICIES: ADOPTION OF ACCOUNTING STANDARDS (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Inter-Company items and transactions have been eliminated in consolidation.

The consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries. Inter-Company items and transactions have been eliminated in consolidation.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS - The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2013, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.  As of March 31, 2013, the Company had no uninsured cash.

The Company classifies highly liquid temporary investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash balances at various financial institutions. Balances at US banks are insured by the Federal Deposit Insurance Corporation up to $250,000. Beginning December 31, 2010 and through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risk for cash on deposit.  As of September 30, 2012, the Company had no uninsured cash.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS - Accounts receivable consist primarily of amounts due to the Company from normal business activities. The Company maintains an allowance for doubtful accounts to reflect the expected non-collection of accounts receivable based on past collection history and specific risks identified within the portfolio. If the financial condition of the customers were to deteriorate resulting in an impairment of their ability to make payments, or if payments from customers are significantly delayed, additional allowances might be required.

Accounts receivable consists primarily of amounts due to the Company from normal business activities. The Company maintains an allowance for doubtful accounts to reflect the expected non-collection of accounts receivable based on past collection history and specific risks identified within the portfolio. If the financial condition of the customers were to deteriorate resulting in an impairment of their ability to make payments, or if payments from customers are significantly delayed, additional allowances might be required.

INVENTORIES

INVENTORIES - Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale and are stated at the lower of cost or market on the first-in, first-out (“FIFO”) method.  Inventories are considered available for resale when drop shipped and invoiced directly to a customer from a vendor, or when physically received by TransTech at a warehouse location.  The company records a provision for excess and obsolete inventory whenever an impairment has been identified. There is a $10,000 reserve for impaired inventory as of March 31, 2013 and September 30, 2012.

Inventories consist primarily of printers and consumable supplies, including ribbons and cards, badge accessories, capture devices, and access control components held for resale and are stated at the lower of cost or market on the first-in, first-out (“FIFO”) method.  Inventories are considered available for resale when drop shipped and invoiced directly to a customer from a vendor, or when physically received by TransTech at a warehouse location.  The company records a provision for excess and obsolete inventory whenever an impairment has been identified. There is a $10,000 reserve for impaired inventory as of September 30, 2012 and 2011.

EQUIPMENT

EQUIPMENT - Equipment consists of machinery, leasehold improvements, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 2-10 years, except for leasehold improvements which are depreciated over 5-20 years.

Equipment consists of machinery, leasehold improvements, furniture and fixtures and software, which are stated at cost less accumulated depreciation and amortization. Depreciation is computed by the straight-line method over the estimated useful lives or lease period of the relevant asset, generally 2-10 years, except for leasehold improvements which are depreciated over 5-20 years.

INTANGIBLE ASSETS / INTELLECTUAL PROPERTY

INTANGIBLE ASSETS / INTELLECTUAL PROPERTY - The Company amortizes the intangible assets and intellectual property acquired in connection with the acquisition of TransTech Systems, Inc. (“TransTech”), over sixty months on a straight - line basis, which was the time frame that the management of the Company was able to project forward for future revenue, either under agreement or through expected continued business activities.  Intangible assets and intellectual property acquired from RATLab LLC (“RATLab”) and Javelin LLC (“Javelin”) are recorded likewise.

The Company amortizes the intangible assets and intellectual property acquired in connection with the acquisition of TransTech Systems, Inc. (“TransTech”), over sixty months on a straight - line basis, which was the time frame that the management of the Company was able to project forward for future revenue, either under agreement or through expected continued business activities.  Intangible assets and intellectual property acquired from RATLab LLC (“RATLab”) and Javelin LLC (“Javelin”) are recorded likewise.

GOODWILL

GOODWILL – Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. With the adoption of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level. Reporting units are one level below the business segment level, but are combined when reporting units within the same segment have similar economic characteristics. Under the criteria set forth by ASC 350, the Company has one reporting unit based on the current structure.  An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.  The Company performs annual assessments and has determined that no impairment is necessary.

Goodwill is the excess of cost of an acquired entity over the fair value of amounts assigned to assets acquired and liabilities assumed in a business combination. With the adoption of ASC 350, goodwill is not amortized, rather it is tested for impairment annually, and will be tested for impairment between annual tests if an event occurs or circumstances change that would indicate the carrying amount may be impaired. Impairment testing for goodwill is done at a reporting unit level. Reporting units are one level below the business segment level, but are combined when reporting units within the same segment have similar economic characteristics. Under the criteria set forth by ASC 350, the Company has one reporting unit based on the current structure.  An impairment loss generally would be recognized when the carrying amount of the reporting unit’s net assets exceeds the estimated fair value of the reporting unit.  The Company performs annual assessments and has determined that no impairment is necessary.

LONG-LIVED ASSETS

LONG-LIVED ASSETS - The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

The Company reviews its long-lived assets for impairment when changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Long-lived assets under certain circumstances are reported at the lower of carrying amount or fair value. Assets to be disposed of and assets not expected to provide any future service potential to the Company are recorded at the lower of carrying amount or fair value (less the projected cost associated with selling the asset). To the extent carrying values exceed fair values, an impairment loss is recognized in operating results.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE MEASUREMENTS- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy contains three levels as follows:

Level 1 - Unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date.

Level 2 - Other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets in nonactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by other observable market data.

Level 3 - Unobservable inputs that cannot be corroborated by observable market data and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis. The Company accounts for fair value measurements in accordance with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measurement and expands disclosure about fair value measurement. The fair value hierarchy requires the use of observable market data when available. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy contains three levels as follows:

Level 1 - Unadjusted quoted prices that are available in active markets for the identical assets or liabilities at the measurement date.

Level 2 - Other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets in nonactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability; and

•	Inputs that are derived principally from or corroborated by other observable market data.

Level 3 - Unobservable inputs that cannot be corroborated by observable market data and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis. The Company accounts for fair value measurements in accordance with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measurement and expands disclosure about fair value measurement. The fair value hierarchy requires the use of observable market data when available. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

REVENUE RECOGNITION

REVENUE RECOGNITION – TransTech revenue is derived from other products and services. Revenue is considered realized when the services have been provided to the customer, the work has been accepted by the customer and collectability is reasonably assured. Furthermore, if an actual measurement of revenue cannot be determined, we defer all revenue recognition until such time that an actual measurement can be determined. If during the course of a contract management determines that losses are expected to be incurred, such costs are charged to operations in the period such losses are determined. Revenues are deferred when cash has been received from the customer but the revenue has not been earned. The Sumitomo Precision Products License fee is being recorded as revenue over the life the Joint Development Agreement discussed below. The Company recorded deferred revenue of $166,667 and $666,667 as of March 31, 2013 and September 30, 2012, respectively.

TransTech revenue is derived from other products and services. Revenue is considered realized when the services have been provided to the customer, the work has been accepted by the customer and collectability is reasonably assured. Furthermore, if an actual measurement of revenue cannot be determined, we defer all revenue recognition until such time that an actual measurement can be determined. If during the course of a contract management determines that losses are expected to be incurred, such costs are charged to operations in the period such losses are determined. Revenues are deferred when cash has been received from the customer but the revenue has not been earned. The Sumitomo Precision Products License fee is being recorded as revenue over the life the Joint Development Agreement discussed below. The Company recorded deferred revenue of $666,667 and $0 as of September 30, 2012 and 2011, respectively.

STOCK BASED COMPENSATION

STOCK BASED COMPENSATION - The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.  Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

The Company has share-based compensation plans under which employees, consultants, suppliers and directors may be granted restricted stock, as well as options to purchase shares of Company common stock at the fair market value at the time of grant. Stock-based compensation cost is measured by the Company at the grant date, based on the fair value of the award, over the requisite service period. For options issued to employees, the Company recognizes stock compensation costs utilizing the fair value methodology over the related period of benefit.  Grants of stock options and stock to non-employees and other parties are accounted for in accordance with the ASC 505.

INCOME TAXES

INCOME TAXES - Income tax benefit is based on reported loss before income taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws where that company operates out of. The Company recognizes refundable and deferred assets to the extent that management has determined their realization. As of March 31, 2013 and September 30, 2012, the Company had refundable tax assets related to TransTech of $16,663 and $29,316, respectively.

Income tax benefit is based on reported loss before income taxes. Deferred income taxes reflect the effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws where that company operates out of. The Company recognizes refundable and deferred assets to the extent that management has determined their realization. As of September 30, 2012 and September 30, 2011, the Company had refundable tax assets related to TransTech of $29,316 and $9,080, respectively.

NET LOSS PER SHARE

NET LOSS PER SHARE – Under the provisions of ASC 260, “Earnings Per Share,” basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The common stock equivalents have not been included as they are anti-dilutive. As of March 31, 2013, there were options outstanding for the purchase of 11,005,000 common shares, warrants for the purchase of 2,827,051 common shares, and an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share. As of March 31, 2012, there were options outstanding for the purchase of 6,020,000 common shares, warrants for the purchase of 4,977,050 common shares.

Under the provisions of ASC 260, “Earnings Per Share,” basic loss per common share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding for the periods presented. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then share in the income of the Company, subject to anti-dilution limitations. The common stock equivalents have not been included as they are anti-dilutive. As of September 30, 2012, there were options outstanding for the purchase of 5,920,000 common shares, warrants for the purchase of 3,369,050 common shares, and an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share. As of September 30, 2011, there were options outstanding for the purchase of 6,920,000 common shares, warrants for the purchase of 4,569,050 common shares, an undetermined number shares of common stock related to convertible debt, which could potentially dilute future earnings per share.

DIVIDEND POLICY

DIVIDEND POLICY - The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

USE OF ESTIMATES

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENT ACCOUNTING PRONOUNCEMENTS

RECENT ACCOUNTING PRONOUNCEMENTS

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

Recent accounting pronouncements applicable to the Company are summarized below.

On May 12, 2011, the FASB issued ASU 2011-04, Fair Value Measurement, which requires measurement uncertainty disclosure in the form of a sensitivity analysis of unobservable inputs to reasonable alternative amounts for all Level 3 recurring fair value measurements. ASU 2011-04 became effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted this guidance in the third quarter of Fiscal 2012. The adoption of this guidance requires additional disclosures, but did not have any impact on the Company’s consolidated results of operations, financial position, or cash flows.

On June 16, 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which revised the manner in which entities present comprehensive income in their financial statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011 (our Fiscal 2013). The Company does not believe that the adoption of this will have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment, which simplified the manner in which entities test goodwill for impairment. After assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform a quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test becomes optional. ASU 2011-08 is effective for fiscal years beginning after December 15, 2011 (our Fiscal 2013). The Company does not believe that the adoption of this will have a significant impact on its consolidated financial statements.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies. Due to the tentative and preliminary nature of those proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

8. FIXED ASSETS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule of Property and equipment
	Estimated	March 31, 2013
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$120,939	$87,039	$207,978
Leasehold improvements	5-20 years	603,612	-	603,612
Furniture and fixtures	3-10 years	64,496	101,260	165,756
Software and websites	3- 7 years	63,782	44,849	108,631
Less: accumulated depreciation		(422,211)	(214,252)	(636,463)
		$430,618	$18,896	$449,514

Property and equipment as of September 30, 2012 was comprised of the following:

	Estimated	September 30, 2012
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	2-10 years	$119,331	$87,039	$206,370
Leasehold improvements	5-20 years	603,612	-	$603,612
Furniture and fixtures	3-10 years	55,307	101,260	$156,567
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(400,516)	(205,993)	$(606,509)
		$441,846	$27,155	$469,001

Property and equipment as of September 30, 2011 was comprised of the following:

	Estimated	September 30, 2011
	Useful Lives	Purchased	Capital Leases	Total
Machinery and equipment	3-10 years	$134,616	$87,039	$221,655
Leasehold improvements	20 years	600,000	-	$600,000
Furniture and fixtures	3-10 years	45,676	101,260	$146,936
Software and websites	3- 7 years	64,112	44,849	$108,961
Less: accumulated depreciation		(374,021)	(180,863)	$(554,884)
		$470,383	$52,285	$522,668

9. INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Intangible Assets
	Estimated	March 31,	September 30,
	Useful Lives	2013	2012

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$712,500
Less: accumulated amortization		(755,649)	(586,034)
Intangible assets, net		$940,496	$1,110,111

Intangible assets as of September 30, and 2012 and 2011 consisted of the following:

	Estimated	September 30,	September 30,
	Useful Lives	2012	2011

Customer contracts	5 years	$983,645	$983,645
Technology	5 years	712,500	$450,000
Less: accumulated amortization		(586,034)	(290,555)
Intangible assets, net		$1,110,111	$1,143,090

13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Capital Leases
	March 31,	September 30,
	2013	2012

Gemini Master Fund, Inc.	$850,000	$-
BFI Finance Corp Secured Credit Facility	678,259	568,475
TransTech capitalized leases, net of capitalized interest	11,253	17,943
Related party notes payable-
James Gingo Promissory Note	1,000,000	1,000,000
Lynn Felsinger	9,500	49,500
Total debt	2,549,012	1,635,918
Less current portion of long term debt	(2,546,093)	(1,631,903)
Long term debt	$2,919	$4,015

 The aggregate future minimum lease payments under capital leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$13,928
2014	3,332
2015	683
2016	-
2017	-
Total	17,943
Less current portion of capitalized leases	(13,928)
Long term capital leases	$4,015

Schedule Of Maturities Of Long Term Debt
Years Ended March 31,	Total
2013	$8,334
2014	2,919
2015	0
2016	-
2017	-
Total	11,253
Less current portion of capitalized leases	(8,334)
Long term capital leases	$2,919

Notes payable, capitalized leases and long term debt as of September 30, 2012 and 2011 consisted of the following:

	September 30,	September 30,
	2012	2011

BFI Finance Corp Secured Credit Facility	$568,475	$506,377
TransTech capitalized leases, net of capitalized interest	17,943	31,216
Related party notes payable-
James Gingo Promissory Note	1,000,000	1,650,000
RATLab LLC	-	150,000
Bradley E. Sparks	-	73,228
Lynn Felsinger	49,500	82,000
Ronald P. Erickson and affiliated parties	-	58,952
Total debt	1,635,918	2,551,773
Less current portion of long term debt	(1,631,903)	(1,537,191)
Long term debt	$4,015	$1,014,582

Aggregate maturities for notes payable, capitalized leases and long term debt
Years Ended March 31,	Total
2013	$2,546,093
2014	2,919
2015	0
2016	-
2017	-
Total	$2,549,012

Aggregate maturities for notes payable, capitalized leases and long term debt by year are as follows:

Years Ended September 30,	Total
2013	$1,631,903
2014	3,332
2015	683
2016	-
2017	-
Total	$1,635,918

14. EQUITY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Summary of the warrants issued
	March 31, 2013
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	3,369,050	0.307
Issued	250,000	0.100
Exercised	-	-
Forfeited	-	-
Expired	(792,000)	(0.500)
Outstanding at end of period	2,827,050	0.235
Exerciseable at end of period	2,827,050

A summary of the warrants issued as of September 30, 2012 were as follows:

	September 30, 2012
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	4,569,050	0.410
Issued	600,000	0.100
Exercised	-	-
Forfeited	-	-
Expired	(1800000)	(0.500)
Outstanding at end of period	3,369,050	0.307
Exerciseable at end of period	3,369,050

Summary of the status of the warrants outstanding
	March 31, 2013
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
850,000	1.41	$0.100	850,000	$0.100
1,359,073	0.76	0.20-0.29	1,359,073	0.20-0.29
117,977	1.05	0.30-0.39	117,977	0.30-0.39
500,000	0.88	0.40-0.49	500,000	0.40-0.49

2,827,050	-	$0.235	2,827,050	0.235

A summary of the status of the warrants outstanding as of September 30, 2012 is presented below:

	September 30, 2012
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
600,000	2.50	$0.100	600,000	$0.100
1,359,073	1.26	0.20-0.29	1,359,073	0.20-0.29
117,977	1.55	0.30-0.39	117,977	0.30-0.39
500,000	1.38	0.40-0.49	500,000	0.40-0.49
792,000	3.63	0.500	792,000	0.500

3,369,050	2.27	$0.307	3,369,050	$0.307

Weighted average assumptions relating to the valuation of the Companys warrants
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2012 were as follows:

Assumptions
Dividend yield	0%
Expected life	3
Expected volatility	143%
Risk free interest rate	2%

15. STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Stock option activity
		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2011	6,920,000	$0.296	$2,050,800
Granted	2,200,000	0.104	229,000
Exercised	-	-	-
Forfeitures	(3,200,000)	0.470	(1,503,000)
Outstanding as of September 30, 2012	5,920,000	0.131	$776,800
Granted	5,100,000	0.130	663,000
Exercised	-	-	-
Forfeitures	(15,000)	0.240	(3,600)
Outstanding as of March 31, 2013	11,005,000	$0.131	1,436,200

Stock option activity for the years ended September 30, 2012 and 2011 are summarized as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2010	4,735,000	$0.289	$1,366,250
Granted	2,320,000	0.339	785,800
Exercised	-	-	-
Forfeitures	(135,000)	(0.750)	(101,250)
Outstanding as of September 30, 2011	6,920,000	0.296	2,050,800
Granted	2,200,000	0.104	229,000
Exercised	-	-	-
Forfeitures	(3,200,000)	(0.470)	(1,503,000)
Outstanding as of September 30, 2012	5,920,000	$(0.131)	$776,800

Stock options outstanding and exercisable
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.090	500,000	7.25 years	0.090	375,000	0.090
0.100	1,900,000	9.00 years	0.100	1,750,000	0.100
0.120	200,000	1.75 years	0.120	83,334	0.120
0.130	5,100,000	7.18 years	0.130	3,208,083	0.130
0.150	3,100,000	7.33 years	0.150	3,100,000	0.150
0.240	205,000	2.75 years	0.240	165,000	0.240
	11,005,000	7.29 years	$0.131	8,681,417	$0.136

The following table summarizes information about stock options outstanding and exercisable at September 30, 2012:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exerciseable	Exerciseable	Exerciseable
0.090	500,000	7.75 years	$0.090	375,000	$0.090
0.100	1,900,000	9.50 years	0.100	1,250,000	0.100
0.120	200,000	2.25 years	0.120	50,000	0.120
0.150	100,000	2.75 years	0.150	100,000	0.150
0.150	3,000,000	7.75 years	0.150	3,000,000	0.150
0.240	220,000	3.25 years	0.240	128,333	0.240
	5,920,000	7.86 years	$0.131	4,903,333	$0.141

17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Operating Leases
Years Ended March 31,	Total
2013	$80,928
2014	67,152
2015	52,261
2016	0
2017	-
Beyond	-
Total	$200,341

The aggregate future minimum lease payments under operating leases, to the extent the leases have early cancellation options and excluding escalation charges, are as follows:

Years Ended September 30,	Total
2013	$78,396
2014	81,348
2015	57,012
2016	23,755
2017	-
Beyond	-
Total	$240,511

18. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Principal components of the Companys deferred tax assets

The principal components of the Company’s deferred tax assets at September 30, 2012 are as follows:

	2012	2011
U.S. operations loss carry forward at statutory rate of 42.6%	$(1,163,832)	$(1,151,090)
Less Valuation Allowance	1,163,832	1,151,090
Net Deferred Tax Assets	-	-
Change in Valuation allowance	$-	$-

A reconciliation of the United States Federal Statutory rate to the Companys effective tax rate

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the period ended September 30, 2012 and 2011 is as follows:

	2012	2011
Federal Statutory Rate	-42.6%	-42.6%
Increase in Income Taxes Resulting from:
Change in Valuation allowance	42.6%	42.6%
Effective Tax Rate	0.0%	0.0%

2. GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Net loss	$ (2,346,968)	$ (630,853)	$ (3,054,587)	$ (1,190,474)	$ (2,731,898)	$ (2,409,756)
Cash	14,722		14,722		1,141,165
CASH (USED IN) OPERATING ACTIVITIES			(1,294,383)	(289,612)	(58,174)	(1,312,291)
Current liabilities exceeded its current assets	3,765,951		3,765,951		2
Accumulated Deficit	$ (16,962,192)		$ (16,962,192)		$ (13,915,931)	$ (11,184,033)

3. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member] Land Improvements [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Maximum [Member] Land Improvements [Member]
Cash insured by Federal Deposit Insurance Corporation		$ 250,000
Reserve for impaired inventory	10,000	10,000		10,000
Estimated useful lives of assets						2 years	5 years	10 years	20 years
Deferred revenue	166,667	666,667		0
Refundable tax assets	$ 16,663	$ 29,316		$ 9,080
Options outstanding		5,920,000		6,920,000	4,735,000
Warrants outstanding	2,827,051		4,977,050	4,569,050

5A. ACQUISITION OF TRANSTECH (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 08, 2010
Notes to Financial Statements
Revenues of transtech in current year	$ 8
Interest in TransTech acquired by company		$ 100
Interest rate on note issued to president of transtech		3.50%
Payable period of note		3 years

6. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Accounts receivable, net of allowance	$ 955,364	$ 1,012,697	$ 823,724

7. INVENTORIES (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Inventories	$ 641,088	$ 344,692	$ 454,588
Reserve for impaired inventory	$ 10,000	$ 10,000	$ 10,000

8. FIXED ASSETS (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011
Machinery and equipment (2-10 years)	$ 207,978	$ 206,370		$ 221,655
Leasehold improvements (5-20 years)	603,612	603,612		600,000
Furniture and fixtures (3-10 years)	165,756	156,567		146,936
Software and websites (3- 7 years)	108,631	108,961		108,961
Less: accumulated depreciation	(636,463)	(606,509)	(606,509)	(554,884)
Property and equipment, net	449,514	469,001		522,668
PurchasedMember
Machinery and equipment (2-10 years)	120,939	119,331		134,616
Leasehold improvements (5-20 years)	603,612	603,612		600,000
Furniture and fixtures (3-10 years)	64,496	55,307		45,676
Software and websites (3- 7 years)	63,782	64,112		64,112
Less: accumulated depreciation	(422,211)	(400,516)		(374,021)
Property and equipment, net	430,618	441,846		470,383
CapitalLeaseObligationsMember
Machinery and equipment (2-10 years)	87,039	87,039
Leasehold improvements (5-20 years)	0	0
Furniture and fixtures (3-10 years)	101,260	101,260
Software and websites (3- 7 years)	44,849	44,849
Less: accumulated depreciation	(214,252)	(180,863)
Property and equipment, net	$ 18,896	$ 52,285

8. FIXED ASSETS (Details Narrative) (USD $)	6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Property and equipment, net	$ 449,514		$ 469,001	$ 522,668
Property and equipment, accumulated depreciation	636,463	606,509	606,509	554,884
Depreciation expense	$ 33,319	$ 28,194

9. INTANGIBLE ASSETS (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 CustomerContractsMember	Sep. 30, 2012 CustomerContractsMember	Jun. 29, 2012 CustomerContractsMember	Jun. 29, 2011 CustomerContractsMember	Mar. 31, 2013 TechnologyMember	Sep. 30, 2012 TechnologyMember	Jun. 29, 2012 TechnologyMember	Jun. 29, 2011 TechnologyMember
Intangible Assets Gross				$ 983,645	$ 983,645	$ 983,645	$ 983,645	$ 712,500	$ 712,500	$ 712,500	$ 450,000
Less: accumulated amortization	(755,649)	(586,034)	(290,555)
Intangible assets, net	$ 940,496	$ 1,110,111	$ 1,143,090

9. INTANGIBLE ASSETS (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Amortization expense	$ 169,615	$ 143,365	$ 295,479	$ 224,979
Customer contracts - Estimated Useful life				5 years
Estimated fair value of transtech			983,645
Intangible assets acquired of transtech			450,000
Estimated assets acquired of transtech			$ 262,500

10. ACCOUNTS PAYABLE (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Accounts payable	$ 2,005,335	$ 1,593,861	$ 1,206,100

11. ACCRUED EXPENSES (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Accrued Expenses Details Narrative
Accrued expenses	$ 667,968	$ 391,311	$ 155,267

12. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2013	Sep. 30, 2011
Convertible Notes payable	$ 750,000	$ 0	$ 1,175,000
Legal fess paid	12,500
Common stock issued shares	90,992,954	111,978,606	49,065,669
Principal value of Debentures	1,200,000
Interest expense on debentures	500,000
Beneficial conversion feature expenses	313,534
Gemini 
Convertible Notes payable	600,000
Common stock issued shares	7,036,975
Common stock issued value	300,000
Interest on common shares	20,780
Average interest per share on common stock	$ 0.05
Ascendiant 
Convertible Notes payable	150,000
Purchase of Common stock	600,000
Exercise price of common stock	$ 0.35
Common stock issued shares	3,373,425
Common stock issued value	150,000
Interest on common shares	$ 18,671
Average interest per share on common stock	$ 0.05

13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes Payable Capitalized Leases And Long Term Debt Details
Gemini Master Fund, Inc.	$ 850,000	$ 0
BFI Finance Corp Secured Credit Facility	678,259	568,475
TransTech capitalized leases, net of capitalized interest	11,253	17,943
Related party notes payable:
James Gingo Promissory Note	1,000,000	1,000,000
Lynn Felsinger	9,500	49,500
Total debt	2,549,012	1,635,918
Less current portion of long term debt	(2,546,093)	(1,631,903)	(1,537,191)
Long term debt	$ 2,919	$ 4,015	$ 1,014,582

13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details 1) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
2013	$ 8,334	$ 13,928
2014	2,919	3,332
2015	0	683
2016	0	0
2017	0	0
Total	11,253	17,943
Less current portion of capitalized leases	(8,334)	(13,928)
Long term capital leases	$ 2,919	$ 4,015

13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details 2) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
2013	$ 2,546,093	$ 1,631,903
2014	2,919	3,332
2015	0	683
2016	0	0
2017	0	0
Total	$ 2,549,012	$ 1,635,918

14. EQUITY (Details)	6 Months Ended
Mar. 31, 2013
Equity Details
Risk-free interest rate	0.00%
Expected life of the options	3 years
Expected volatility	143.00%
Expected dividend yield	2.00%

14. EQUITY (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock option outstanding	5,920,000	6,920,000	4,735,000
Stock option granted	2,200,000	2,320,000
Stock option forfeitures	(3,200,000)	(135,000)
Stock option outstanding weighted average exercise price	$ 0.131	$ 0.296	$ 0.289
Stock option granted weighted average exercise price	$ 0.104	$ 0.339
Stock option forfeitures weighted average exercise price	$ (0.47)	$ (0.75)
Warrant [Member]
Stock option outstanding	3,369,050	4,569,050
Stock option granted	600,000
Stock option expired	3,369,050
Stock option outstanding weighted average exercise price	$ 0.307	$ 0.41
Stock option granted weighted average exercise price	$ 0.1

14. EQUITY (Details 2) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock option outstanding	5,920,000	6,920,000	4,735,000
Weighted average remaining life	7 years 10 months 10 days
Stock option outstanding weighted average exercise price	$ 0.131	$ 0.296	$ 0.289
Stock option exerciseable	4,903,333
Weighted average exercise price of stock option exerciseable	$ 0.141
Warrant [Member]
Stock option outstanding	3,369,050	4,569,050
Weighted average remaining life	2 years 3 months 7 days
Stock option outstanding weighted average exercise price	$ 0.307	$ 0.41
Stock option exerciseable	3,369,050
Weighted average exercise price of stock option exerciseable	$ 0.307
Warrant One [Member]
Stock option outstanding	600,000
Weighted average remaining life	2 years 6 months
Stock option outstanding weighted average exercise price	$ 0.1
Stock option exerciseable	600,000
Weighted average exercise price of stock option exerciseable	$ 0.1
WarrantTwo [Member]
Stock option outstanding	1,359,073
Weighted average remaining life	1 year 3 months 4 days
Stock option exerciseable	1,359,073
WarrantTwo [Member] | Minimum [Member]
Stock option outstanding weighted average exercise price	$ 0.2
Weighted average exercise price of stock option exerciseable	$ 0.2
WarrantTwo [Member] | Maximum [Member]
Stock option outstanding weighted average exercise price	$ 0.29
Weighted average exercise price of stock option exerciseable	$ 0.29
Warrant Three [Member]
Stock option outstanding	117,977
Weighted average remaining life	16 months 18 days
Stock option exerciseable	117,977
Warrant Three [Member] | Minimum [Member]
Stock option outstanding weighted average exercise price	$ 0.3
Weighted average exercise price of stock option exerciseable	$ 0.3
Warrant Three [Member] | Maximum [Member]
Stock option outstanding weighted average exercise price	$ 0.39
Weighted average exercise price of stock option exerciseable	$ 0.39
Warrant Four [Member]
Stock option outstanding	500,000
Weighted average remaining life	1 year 4 months 17 days
Stock option exerciseable	500,000
Warrant Four [Member] | Minimum [Member]
Stock option outstanding weighted average exercise price	$ 0.4
Weighted average exercise price of stock option exerciseable	$ 0.4
Warrant Four [Member] | Maximum [Member]
Stock option outstanding weighted average exercise price	$ 0.49
Weighted average exercise price of stock option exerciseable	$ 0.49
Warrant Five [Member]
Stock option outstanding	792,000
Weighted average remaining life	3 years 7 months 17 days
Stock option outstanding weighted average exercise price	$ 0.5
Stock option exerciseable	792,000
Weighted average exercise price of stock option exerciseable	$ 0.5

14. EQUITY (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Aggregate intrinsic value	$ 572,739
Ascendiant [Member]
Stock issued	5,365,884
Stock issued per share value	$ 0.071
Stock issued value	383,141
Stock issued for purchase	1,490,943	1,490,943
Stock issued for purchase per share value	$ 0.131	$ 0.131
Stock issued for purchase value	193,370	193,370
Conversion stock issued	150,000
Conversion stock issued per share value	$ 0.05
Interest converted in stock	1,867
Seaside [Member ]
Stock issued		2,529,314
Stock issued per share value		$ 0.302
Stock issued value		763,650
Seaside [Member ] | Warrant [Member]
Stock issued		177,050
Stock issued per share value		$ 0.302
Gemini [Member]
Conversion stock issued		7,036,975
Value of convertible debentures		300,000
Conversion stock issued per share value		$ 0.05
Interest converted in stock		$ 20,780

14 & 15. EQUITY & STOCK OPTIONS (Details) (USD $)	12 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 Warrants	Mar. 31, 2013 Stock Options	Sep. 30, 2012 Stock Options
Shares:
Shares outstanding, Beginning	6,920,000	4,735,000	3,369,050	5,920,000	6,920,000
Shares issued/granted	2,200,000	2,320,000	250,000	5,100,000	2,200,000
Shares exercised			0	0	0
Shares forfeitures	(3,200,000)	(135,000)	0	(15,000)	(3,200,000)
Shares expired			(792,000)
Shares outstanding, End	5,920,000	6,920,000	2,827,050	11,005,000	5,920,000
Shares Exercisable	4,903,333		2,827,050
Weighted Average Exercise Price:
Shares outstanding weighted average exercise price, Beginning	$ 0.296	$ 0.289	$ 0.307	$ 0.131	$ 0.296
Shares issued/granted weighted average exercise price	$ 0.104	$ 0.339	$ 0.1	$ 0.13	$ 0.104
Shares exercised weighted average exercise price			$ 0	$ 0	$ 0
Shares forfeitures weighted average exercise price	$ (0.47)	$ (0.75)	$ 0	$ 0.24	$ 0.47
Shares expirations weighted average exercise price			$ (0.5)
Shares outstanding weighted average exercise price, End	$ 0.131	$ 0.296	$ 0.235	$ 0.131	$ 0.131
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, Beginning				$ 776,800	$ 2,050,800
Aggregate Intrinsic Value Outstanding, Granted				$ 663,000	$ 229,000
Aggregate Intrinsic Value Outstanding, Forefeitures				(3,600)	(1,503,000)
Aggregate Intrinsic Value Outstanding, End				$ 1,436,200	$ 776,800

15. STOCK OPTIONS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Stock option outstanding	5,920,000	6,920,000	4,735,000
Stock option granted	2,200,000	2,320,000
Stock option forfeitures	(3,200,000)	(135,000)
Stock option outstanding weighted average exercise price	$ 0.131	$ 0.296	$ 0.289
Stock option granted weighted average exercise price	$ 0.104	$ 0.339
Stock option forfeitures weighted average exercise price	$ (0.47)	$ (0.75)
Stock option outstanding value	$ 776,800	$ 2,050,800	$ 1,366,250
Stock option granted value	229,000	785,800
Stock option forfeitures value	$ (1,503,000)	$ (101,250)

15. STOCK OPTIONS (Details1) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock option outstanding	5,920,000	6,920,000	4,735,000
Stock option outstanding weighted average exercise price	$ 0.131	$ 0.296	$ 0.289
Weighted average remaining life	7 years 10 months 10 days
Stock option exerciseable	4,903,333
Weighted average exercise price of stock option exerciseable	$ 0.141
Exercise Price 0.090 [Member]
Stock option outstanding	500,000
Stock option outstanding weighted average exercise price	$ 0.09
Weighted average remaining life	7 years 9 months
Stock option exerciseable	375,000
Weighted average exercise price of stock option exerciseable	$ 0.09
Exercise Price 0.100 [Member]
Stock option outstanding	1,900,000
Stock option outstanding weighted average exercise price	$ 0.1
Weighted average remaining life	9 years 6 months
Stock option exerciseable	1,250,000
Weighted average exercise price of stock option exerciseable	$ 0.1
Exercise Price 0.120 [Member]
Stock option outstanding	200,000
Stock option outstanding weighted average exercise price	$ 0.12
Weighted average remaining life	2 years 3 months
Stock option exerciseable	50,000
Weighted average exercise price of stock option exerciseable	$ 0.12
Exercise Price 0.150 [Member]
Stock option outstanding	100,000
Stock option outstanding weighted average exercise price	$ 0.15
Weighted average remaining life	2 years 9 months
Stock option exerciseable	100,000
Weighted average exercise price of stock option exerciseable	$ 0.15
Exercise Price 0.150 [Member]
Stock option outstanding	3,000,000
Stock option outstanding weighted average exercise price	$ 0.15
Weighted average remaining life	7 years 9 months
Stock option exerciseable	3,000,000
Weighted average exercise price of stock option exerciseable	$ 0.15
Exercise Price 0.240 [Member]
Stock option outstanding	220,000
Stock option outstanding weighted average exercise price	$ 0.24
Weighted average remaining life	3 years 3 months
Stock option exerciseable	128,333
Weighted average exercise price of stock option exerciseable	$ 0.24

15. STOCK OPTIONS (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Stock Options Details Narrative
Share based compensation expense, net of related tax effects	$ 266,172	$ 153,227
Options outstanding	5,920,000	6,920,000	4,735,000
Options outstanding, exercise price per share	$ 0.131
Unrecognized costs related to employee granted stock options that are not vested	$ 96,180

16. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details Narrative) (USD $)	12 Months Ended
Sep. 30, 2012
Other Significant Transactions With Related Parties Details Narrative
Directors fees	$ 195,000

17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012
Notes to Financial Statements
2013	$ 80,928	$ 78,396
2014	67,152	81,348
2015	52,261	57,012
2016	0	23,755
2017	0
Beyond	0
Total	$ 200,341	$ 240,511

17A. INCOME TAXES (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets
U.S. operations loss carry forward at statutory rate of 42.6%	$ (1,163,832)	$ (1,151,090)
Less Valuation Allowance	$ 1,163,832	$ 1,151,090

17A. INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Federal Statutory Rate	(42.60%)	(42.60%)
Change in Valuation allowance	42.60%	42.60%
Effective Tax Rate	0.00%	0.00%

17A. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
Sep. 30, 2012
Operating loss before tax	$ 1,522,000
US [Member]
Operating loss before tax	11,877,200
Non- US [Member]
Operating loss before tax	$ 11,877,200